UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22241

Partners Group Private Equity (Master Fund), LLC

(Exact name of registrant as specified in charter)

c/o Partners Group (USA) Inc.

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Address of principal executive offices) (Zip code)

Robert M. Collins

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 908-2600

Date of fiscal year end: March 31

Date of reporting period: March 31, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC
(a Delaware Limited Liability Company)

Annual Report

For the Year Ended March 31, 2019

See the inside front cover for important information about access to your Fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website, and each time a report is posted you will be notified by mail and provided with a website address to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the Fund, by calling 1-888-977-9790.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-888-977-9790 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Partners Group funds held in your account if you invest through a financial intermediary or all Partners Group funds held with the fund complex if you invest directly with the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Table of Contents
For the Year Ended March 31, 2019

Report of Independent Registered Public Accounting Firm	1
Consolidated Schedule of Investments	2-14
Consolidated Statement of Assets and Liabilities	15
Consolidated Statement of Operations	16
Consolidated Statements of Changes in Net Assets	17
Consolidated Statement of Cash Flows	18
Consolidated Financial Highlights	19-20
Notes to Consolidated Financial Statements	21-35
Fund Expenses	36
Fund Management	37-38
Other Information	39-43

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Report of Independent Registered Public Accounting Firm
For the Year Ended March 31, 2019

To the Board of Managers and Members of
Partners Group Private Equity (Master Fund), LLC

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Partners Group Private Equity (Master Fund), LLC and its subsidiaries (the “Fund”) as of March 31, 2019, the related consolidated statements of operations and of cash flows for the year ended March 31, 2019, the consolidated statement of changes in net assets for each of the two years in the period ended March 31, 2019, including the related notes, and the consolidated financial highlights for each of the periods indicated (collectively referred to as the “financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2019, the results of their operations and their cash flows for the year then ended, the changes in their net assets for each of the two years in the period ended March 31, 2019 and the financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of March 31, 2019 by correspondence with the custodian, portfolio company investees or agent banks and the application of alternative auditing procedures where replies had not been received. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Dallas, Texas
May 30, 2019

We have served as the auditor of one or more investment companies in the Partners Group investment company group since 2010.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019

INVESTMENT PORTFOLIO AS A PERCENTAGE OF TOTAL NET ASSETS

Common Stocks (3.12%) Asia - Pacific (0.24%)	Industry	Acquisition Date	Shares	Fair Value
APA Group	Utilities	02/11/16	648,000	$4,593,533
Cheung Kong Infrastructure Holdings Ltd.	Utilities	02/11/16	300,000	2,457,335
West Japan Railway Co	Transportation	12/25/18	42,000	3,160,371
Total Asia - Pacific (0.24%)				10,211,239

North America (1.52%)
American Water Works Co., Inc.	Utilities	02/10/16	52,000	5,421,520
Antero Resources Corp.	Utilities	03/01/19	11,580	102,251
Ares Capital Corp.	Diversified Financial Services	02/10/16	296,386	5,080,056
Atmos Energy Corp.	Utilities	02/10/16	63,856	6,573,975
Brookfield Infrastructure Partners, L.P.	Utilities	02/10/16	98,150	4,106,596
Crown Castle International Corp.	Communication	02/10/16	46,000	5,887,080
Enbridge, Inc.	Utilities	02/10/16	144,500	5,234,790
Fortis Inc.	Utilities	12/18/17	147,000	5,431,007
HarbourVest Global Private Equity	Diversified Financial Services	12/21/18	210,000	3,896,946
KKR & Co., Inc.	Diversified Financial Services	02/10/16	244,000	5,731,560
New Mountain Finance Corp.	Diversified Financial Services	02/10/16	223,265	3,031,939
Onex Corporation	Diversified Financial Services	02/10/16	33,000	1,853,390
Republic Services Inc.	Commercial & Professional Services	08/28/17	55,000	4,421,450
Solar Capital Ltd	Diversified Financial Services	08/28/17	184,051	3,835,623
Union Pacific Corp.	Transportation	06/24/16	22,625	3,781,995
Veritex Holdings, Inc.	Diversified Financial Services	03/25/19	51	1,234
Total North America (1.52%)				64,391,412

Western Europe (1.36%)
Aena SA	Transportation	12/21/18	25,000	4,503,617
BBGI SICAV S.A.	Diversified Financial Services	03/21/19	2,500,000	4,951,977
Brilliant Circle Holdings International Ltd.	Industrial Services	04/14/11	12,448,515	1,300,360
Eutelsat Communications SA	Communication	09/22/16	191,116	3,334,492
Gimv N.V.	Diversified Financial Services	02/10/16	74,500	4,178,048
HgCapital Trust PLC	Diversified Financial Services	02/10/16	187,056	5,045,882
HICL Infrastructure Co. Ltd.	Social Infrastructure	03/24/16	1,669,922	3,392,637
Intermediate Capital Group PLC	Diversified Financial Services	12/12/16	163,000	2,260,082
Investor AB	Diversified Financial Services	08/28/17	106,000	4,777,810
National Grid PLC	Utilities	02/10/16	317,250	3,517,420
Sofina SA	Diversified Financial Services	01/10/18	11,500	2,238,869
Terna Rete Elettrica Nazionale SpA	Utilities	01/05/18	724,000	4,581,326
Veolia Environnement SA	Utilities	08/28/17	170,052	3,805,141
Vinci SA	Transportation	02/10/16	75,074	7,306,176
Wendel SA	Diversified Financial Services	12/21/18	18,000	2,265,478
Total Western Europe (1.36%)				57,459,315

Total Common Stocks (Cost $120,005,304)(3.12%)				$132,061,966

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

Private Equity Investments (84.66%) Direct Investments * (66.02%) Direct Equity (44.62%)	Investment Type	Acquisition Date	Shares	Fair Value**
Asia - Pacific (5.14%)
AAVAS Financiers Limited +, a, b	Common equity	06/23/16	5,713,047	$74,048,352
Argan Mauritius Limited +, a	Common equity	05/09/16	106,215	18,812,450
Continuity CNC Capital Ltd. +, a	Common equity	03/03/18	102,111	1,612,858
Continuity CNC Capital Ltd. +, a	Preferred equity	03/03/18	27,897,889	27,901,822
Craveable Brands Limited +, a	Common equity	09/30/11	160,209	982,864
Huntress Co-Investment L.P., 1 +, a, b, c	Limited partnership interest	04/08/16	—	44,977,826
Kowloon Co-Investment, L.P. +, a, c	Limited partnership interest	11/04/15	—	3,940,582
Murra Warra Asset Hold Trust +, a, b	Common equity	09/10/18	11,608,867	13,278,089
Murra Warra Project Hold Trust +, a, b	Common equity	09/10/18	429,366	3,319,522
Qualitas Medical Limited +, a	Common equity	01/31/18	10,308,160	7,770,896
The Baring Asia Private Equity Fund VI Co-Investment L.P. +, a, c	Limited partnership interest	12/30/16	—	1,237,240
TPG Upswing Co-invest, L.P. +, a, c	Limited partnership interest	01/10/19	—	20,000,000
Total Asia - Pacific (5.14%)				217,882,501

North America (22.42%)
Acrisure Holdings, Inc. +, a	Preferred equity	12/10/18	62,648,000	67,713,020
Acrisure Investment Holdings, LLC +, a, c	Member interest	11/21/16	—	6,344,123
Affordable Care Holding Corp. +, a	Common equity	10/22/15	101,176	12,231,549
Alliant Holdings, Inc. +, a	Preferred equity	01/18/19	23,400	22,932,000
AP VIII Prime Security Serviced Holdings, L.P. +, a, c	Limited partnership interest	05/02/16	—	10,590,726
Apollo Co-Investors (MHE), L.P. +, a, c	Limited partnership interest	05/21/13	—	3,146,676
AqGen Island Intermediate Holdings II, Inc. +, a	Common equity	12/03/15	1,220	2,842,703
AqGen Island Intermediate Holdings II, Inc. +, a	Preferred equity	03/27/19	3,359	17,341,871
BCPE Hercules Holdings, LP +, a, c	Limited partnership interest	07/30/18	—	35,923,724
CapitalSpring Finance Company, LLC +, a	Common equity	10/03/14	3,020,546	5,713,780
CB Poly Holdings, LLC +, a	Preferred equity	08/16/16	171,270	25,905,825
CD&R Univar Co-Investor, L.P. +, a, c	Limited partnership interest	11/15/10	—	764,653
Desserts LLC +, a	Preferred equity	02/08/16	7,989	9,999,821
ECP Holding Company, LLC +, a, b	Preferred equity	03/15/16	9,753,907	19,598,934
Elgin Co-Investment, L.P.2 +, a, c	Limited partnership interest	11/28/16	—	33,713,567
KKR Enterprise Co-Invest L.P. +, a	Common equity	10/09/18	9,136	9,135,720
EQT VIII Co-Investment (C) SCSp +, a, c	Limited partnership interest	01/28/19	—	56,944,352
EXW Coinvest L.P. +, a, c	Limited partnership interest	06/22/16	—	51,043,987
Gemini Global Holdings Investor, LLC +, a, c, d	Member interest	06/17/11	—	3,232,310
GlobalLogic Worldwide Holdings, Inc. +, a, b	Common equity	08/01/18	701,927	109,970,284
Goldcup Merger Sub, Inc. +, a	Common equity	05/02/16	5,648,649	10,737,149
Healthgrades, Inc. +, a	Common equity	01/04/19	1,673	192,395
IG Igloo Holdings, Inc. +, a	Common equity	05/11/16	9,058	36,238,800
KSBR Holding Corp. +, a	Common equity	06/28/13	819,160	1,308,141
MHS Acquisition Holdings, LLC +, a, b	Common equity	03/10/17	72	134,566
MHS Acquisition Holdings, LLC +, a, b	Preferred equity	03/10/17	7,100	201,549
MHS Blocker Purchaser L.P. +, a, b, c	Limited partnership interest	03/10/17	—	43,278,645
NDES Holdings, LLC +, a	Preferred equity	09/19/11	500,000	5,759,740
NTS Holding Corporation, Inc. +, a	Common equity	11/21/13	2,740	1,774,226
NTS Holding Corporation, Inc. +, a	Preferred equity	11/28/16	70	473,334
OHCP IV SF COI, L.P. +, a, b, c	Limited partnership interest	01/31/18	—	24,990,208
Onecall Holdings, L.P. +, a, b, c	Limited partnership interest	11/29/17	—	97,327,946
Polaris Investment Holdings, L.P +, a, c	Limited partnership interest	06/07/16	—	25,395,863
QOL Meds Holding Company, LLC +, a, e	Common equity	12/05/13	15,750,000	1,833,973
Safari Co-Investment L.P. +, a, c	Limited partnership interest	03/14/18	—	7,642,786
Shermco Intermediate Holdings, Inc. +, a	Common equity	06/05/18	1,095	1,180,506
Shingle Coinvest LP +, a, c	Limited partnership interest	05/29/18	—	52,632,052
Silver Lake Sumeru Marlin Co-Invest Fund, L.P. +, a, c	Limited partnership interest	05/14/12	—	63,962

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

Private Equity Investments (84.66%) (continued) Direct Investments * (66.02%) (continued) Direct Equity (44.59%) (continued)	Investment Type	Acquisition Date	Shares	Fair Value**
North America (22.42%) (continued)
SnackTime PG Holdings, Inc. +, a, b	Common equity	05/23/18	12	$70,510,679
SLP West Holdings Co-Invest Feeder II, L.P. +, a, c	Limited partnership interest	08/18/17	—	33,069,650
SPH GRD Holdings, LLC +, a	Common equity	06/18/13	333,879	5,959,738
THL Equity Fund VI Investors (BKFS), L.P. +, a, c	Limited partnership interest	12/30/13	—	1,821,315
TKC Topco LLC +, a	Common equity	10/14/16	4,632,829	6,012,921
Velocity Holdings Corp. +, a	Common equity	08/06/12	3,749,777	16,896,817
Total North America (22.42%)				950,526,586

Rest of World (0.00%)
Helios Towers Africa +, a, c, f	Limited partnership interest	12/05/14	—	—
Total Rest of World (0.00%)				—

South America (0.49%)
Carlyle Retail Turkey Partners, L.P. +, a, c	Limited partnership interest	07/11/13	—	6,212,849
Centauro Co-Investment Fund, L.P. +, a, c	Limited partnership interest	11/28/13	—	6,501,325
DLJSAP BookCO, LLC +, a, c	Member interest	04/23/10	—	453,253
GTS II Cayman Corporation +, a	Common equity	07/24/13	2,823,797	7,453,276
Total South America (0.49%)				20,620,703

Western Europe (16.57%)
Advanz Pharma Corp. +, a, c	Limited partnership interest	01/23/13	—	681
Astorg Co-Invest SGG, FCPI +, a, b, c	Limited partnership interest	02/10/16	—	31,140,200
Camelia Investment 1 Limited +, a, b	Preferred equity	10/12/17	6,768,617,529	101,571,490
Camelia Investment 1 Limited +, a, b	Common equity	10/12/17	86,824	3,109,903
Capri Acquisitions Topco Limited +, a, b	Preferred equity	11/01/17	64,960,457	96,838,351
Capri Acquisitions Topco Limited +, a, b	Common equity	11/01/17	47,027	12,734,665
Ceramtec Co-Investment (1) L.P. +, a, c	Limited partnership interest	02/20/18	—	23,584,837
Ciddan S.a.r.l. +, a	Preferred equity	09/15/17	23,249,522	27,648,539
Ciddan S.a.r.l. +, a	Common equity	09/15/17	12,263,242	28,516,789
EQT Jaguar Co-Investment SCSp +, a, b, c	Limited partnership interest	11/30/18	—	53,297,015
Eurodrip Co-Investment Fund I, L.P. +, a, c	Limited partnership interest	03/18/13	—	5,880,534
Fides S.p.A +, a	Common equity	12/15/16	1,096,526	2,100,718
Frontmatec Holding III ApS +, a	Common equity	09/23/16	248,257,489	29,012,183
Global Blue Global, L.P. +, a, c	Preferred equity	07/31/12	411,080	15,524,274
Hogan S.a r.l. +, a	Preferred equity	12/22/11	1,810,271	3
Hogan S.a r.l. +, a	Common equity	12/22/11	272,221	1
Kaffee Partner Holding GmbH +, a	Common equity	11/01/17	1,237	1
Kaffee Partner Holding GmbH +, a	Preferred equity	11/01/17	826,713	1,256,363
KKR Matterhorn Co-Invest L.P. +, a, c	Limited partnership interest	11/02/12	—	3,432,973
Luxembourg Investment Company 261 S.à r.l. +, a	Common equity	07/31/18	2,908,797	23,684,072
Luxembourg Investment Company 261 S.à r.l. +, a	Preferred equity	07/31/18	41,828,385	48,880,332
Peer Holding I BV +, a	Common equity	11/17/11	3,965,441	68,080,888
Polyusus Lux XVI S.a.r.l. +, a, b, d	Common equity	05/23/18	44,442,345	4,213,440
Polyusus Lux XVI S.a.r.l. +, a, b, d	Preferred equity	05/23/18	244,659,996	24,738,336
Quadriga Capital IV Investment Holding II L.P. +, a, b, c	Limited partnership interest	09/09/16	—	28,673,569
R&R Co-Invest FCPR +, a, c	Limited partnership interest	07/05/13	—	51,640,005
S.TOUS, S.L +, a	Common equity	10/06/15	622	17,221,832
Total Western Europe (16.57%)				702,781,994

Total Direct Equity (44.62%)				$1,891,811,784

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (21.40%)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Asia - Pacific (0.92%)
Casmar (Australia) PTY Ltd. +, a	Cash 5.50% + L (1.00% Floor)^^	04/11/17	12/20/23	Senior	$6,974,658	$5,994,146
Casmar (Australia) PTY Ltd. +, a	Cash 9.25% + BBSY (1.00% Floor)^^	12/20/16	12/20/24	Second Lien	12,811,375	11,368,833
Healing Quest +, a	PIK 14.50%	01/31/18	01/31/23	Mezzanine	6,407,895	6,347,737
Speedcast International Limited +, a	Cash 2.75% + L^^	01/08/19	05/15/25	Senior	1,989,975	1,929,649
Stiphout Finance, LLC +, a	Cash 3.00% + L (1.00% Floor)^	10/30/15	10/26/22	Senior	6,869,165	6,801,366
Stiphout Finance, LLC +, a	Cash 7.25% + L (1.00% Floor)^	10/30/15	10/26/23	Second Lien	6,680,793	6,701,766
Total Asia - Pacific (0.92%)						39,143,497

North America (14.91%)
8th Avenue Food & Provisions, Inc. +, a	Cash 3.75% + L^	11/13/18	10/01/25	Senior	1,496,250	1,498,868
Achilles Acquisition LLC +, a	Cash 4.00% + L^	12/14/18	10/13/25	Senior	1,100,000	1,094,500
Affordable Care Holding Corp. +, a	Cash 8.50% + L (1.00% Floor)^^	10/22/15	04/22/23	Second Lien	16,271,348	16,861,500
AI Alpine AT BidCo GmBH +, a	Cash 3.50% + E###	11/30/18	10/31/25	Senior	1,415,436	1,391,258
AI Aqua Merger Sub, Inc. +, a	Cash 3.25% + L (1.00% Floor)^	08/14/18	12/13/23	Senior	1,790,863	1,716,990
Altra Industrial Motion Corp. +, a	Cash 2.00% + L^^	11/21/18	10/01/25	Senior	1,266,045	1,242,313
AqGen Ascensus, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^	03/27/19	12/03/23	Second Lien	68,681,600	68,681,600
AthenaHealth, Inc. +, a	Cash 4.50% + L^^	03/13/19	02/11/26	Senior	2,500,000	2,467,975
Avantor, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	12/22/17	11/21/24	Senior	13,121,102	13,371,571
Banff Merger Sub Inc. +, a	Cash 4.25% + L^^	10/18/18	10/02/25	Senior	1,396,500	1,370,029
Bioclinica Holding I, L.P. +, a	Cash 8.25% + L (1.00% Floor)^^	11/04/16	10/20/24	Second Lien	20,335,000	18,830,625
Bracket Intermediate Holding Corp +, a	Cash 4.25% + L^^	10/04/18	09/05/25	Senior	1,492,500	1,487,836
Bright Horizons Family Solutions, Inc. +, a	Cash 1.75% + L (0.75% Floor)^	02/21/18	11/07/23	Senior	5,924,510	5,887,417
Brookfield WEC Holdings, Inc. +, a	Cash 3.75% + L (0.75% Floor)^	09/12/18	08/01/25	Senior	498,750	498,261
Bullhorn, Inc. +, a	Cash 6.75% + L (1.00% Floor)^^	11/21/17	11/21/22	Senior	13,946,749	13,866,784
CapitalSpring Finance Company, LLC +, a	PIK 5.00%	03/01/17	02/10/23	Mezzanine	2,815,533	2,180,401
CapitalSpring Finance Company, LLC +, a	Cash 8.00%	03/01/17	02/10/23	Mezzanine	8,703,084	8,631,071
CDRH Parent, Inc. +, a	Cash 8.00% + L (1.00% Floor)^^^	08/06/14	07/01/22	Second Lien	9,900,000	7,335,000
Centralsquare Technologies, LLC +, a	Cash 3.75% + L^^	10/16/18	08/29/25	Senior	997,500	985,031
Composite Resins Holding B.V. +, a	Cash 4.25% + L (1.00% Floor)^^	08/28/18	08/01/25	Senior	496,250	472,976
ConvergeOne Holdings, Inc. +, a	Cash 5.00% + L^	03/27/19	04/01/26	Senior	3,000,000	2,879,070
Crown Subsea Communications Holding, Inc. +, a	Cash 6.00% + L^^	11/14/18	11/02/25	Senior	2,073,750	2,040,923
CSC Holdings, LLC +, a	Cash 2.25% + L^	12/07/18	01/15/26	Senior	1,000,000	972,750
CVS Holdings I, L.P. +, a	Cash 2.75% + L (1.00% Floor)^^	03/05/18	02/06/25	Senior	1,876,250	1,817,516
Deerfield Dakota Holding, LLC +, a	Cash 3.25% + L (1.00% Floor)^^	06/14/18	02/13/25	Senior	2,957,500	2,917,416
Delta 2 (Lux) S.A.R.L +, a	Cash 2.50% + L (1.00% Floor)^	03/01/18	02/01/24	Senior	1,997,500	1,932,000
DigiCert, Inc +, a	Cash 4.00%	02/15/19	10/31/24	Senior	1,393,000	1,371,527
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^^	12/23/16	05/31/24	Senior	22,428,930	22,526,375
Diligent Corporation +, a	Cash 5.50% + L (1.00% Floor)^^	01/19/18	01/16/23	Senior	7,643,297	7,567,557
Envision Healthcare Corporation +, a	Cash 3.75% + L^	10/25/18	10/10/25	Senior	2,992,500	2,806,726
Envision Healthcare Corporation +, [a]	Cash 7.75% + L^	10/11/18	10/11/26	Mezzanine	62,757,505	61,502,355
Explorer Holdings, Inc. +, a	Cash 8.25% + L (1.00% Floor)^^	05/02/16	05/02/24	Second Lien	50,917,240	52,289,874
Femur Buyer, Inc. +, a	Cash 4.50%	03/26/19	03/05/26	Senior	3,000,000	3,009,375

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Financial & Risk US Holdings, Inc. +, a	Cash 3.75% + L^	11/19/18	10/01/25	Senior	$2,992,500	$2,904,371
First Data Corporation +, a	Cash 2.00% + L^	03/05/18	07/08/22	Senior	3,229,637	3,211,716
Flex Acquisition Company, Inc. +, a	Cash 3.25% + L^	07/30/18	06/29/25	Senior	995,000	967,284
Gentiva Health Services, Inc. +, a	Cash 3.75% + L^^	09/18/18	07/02/25	Senior	1,458,733	1,462,380
GFL Environmental Inc. +, a	Cash 3.00% + L (1.00% Floor)^^	12/05/18	05/30/25	Senior	2,387,970	2,314,086
GHX Ultimate Parent Corporation +, a	Cash 3.25% + L (1.00% Floor)^^	09/17/18	06/22/24	Senior	992,424	973,816
Gopher Sub, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	03/02/18	02/03/25	Senior	7,112,975	6,921,503
GTT Communications, Inc. +, a	Cash 2.75% + L^	07/02/18	05/31/25	Senior	4,367,000	4,127,361
Heartland Dental, LLC +, a	Cash 3.75% + L^	05/15/18	04/30/25	Senior	9,466,131	9,273,715
Huntsman Holdings, LLC +, a	Cash 5.00% + L (0.75% Floor)^	12/17/18	09/25/24	Senior	1,293,434	1,266,919
Idera, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	12/17/18	06/27/24	Senior	1,293,418	1,294,498
Infoblox Inc. +, a	Cash 4.50% + L^	11/21/16	11/07/23	Senior	5,196,405	5,303,488
Infoblox Inc. +, a	Cash 8.75% + L (1.00% Floor)^	11/18/16	11/07/24	Second Lien	21,638,400	22,024,800
Iron Mountain Information Management, LLC +, a	Cash 1.75% + L^	04/04/18	01/02/26	Senior	3,703,125	3,613,896
Kingpin Intermediate Holdings LLC +, a	Cash 3.50% + L (1.00% Floor)^	10/05/18	07/03/24	Senior	1,366,870	1,362,585
LTI Holdings, Inc. +, a	Cash 3.50% + L^	10/22/18	09/06/25	Senior	995,000	959,757
McAfee, LLC +, a	Cash 4.50% + L (1.00% Floor)^	02/02/18	09/27/24	Senior	3,404,477	3,409,315
Mitchell International, Inc. +, a	Cash 3.25% + L^	11/21/17	12/01/24	Senior	5,289,075	5,128,947
MLN US HoldCo LLC +, a	Cash 4.50% + L^	12/07/18	11/30/25	Senior	1,097,250	1,080,517
Netsmart, Inc. +, a	Cash 3.75% + L (1.00% Floor)^	07/16/18	04/19/23	Senior	991,483	986,526
Netsmart, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	05/05/16	10/19/23	Second Lien	21,816,000	22,725,000
NTS Technical Systems +, a	Cash 6.25% + L (1.00% Floor)^	06/19/15	06/12/21	Senior	7,090,836	7,285,886
OEConnection LLC +, a	Cash 4.00% + L (1.00% Floor)^	12/21/17	11/22/24	Senior	2,947,500	2,940,281
Pearl Intermediate Parent, LLC +, a	Cash 2.75% + L^	03/16/18	02/14/25	Senior	3,553,911	3,388,209
Pet Holdings ULC +, a	Cash 5.50% + L (1.00% Floor)^^	07/08/16	07/05/22	Senior	9,600,060	9,699,720
Plano Molding Company, LLC +, a	Cash 8.00% + L (1.00% Floor)^	05/12/15	05/12/21	Senior	4,594,590	3,828,372
Pretium Packaging LLC +, a	Cash 8.50% + L (1.00% Floor)^^	12/01/16	05/14/23	Second Lien	10,369,671	10,473,348
Pretium Packaging LLC +, a	Cash 5.00% + L (1.00% Floor)^^	11/23/16	11/14/23	Senior	11,641,817	11,764,625
Prime Security Services Borrower, LLC +, a	Cash 9.25%	05/02/16	05/15/23	Second Lien	8,476,000	8,888,693
Procera Networks, Inc. +, a	Cash 4.50% + L^^	11/20/18	10/31/25	Senior	1,197,000	1,179,045
Prometric Holdings, Inc. +, a	Cash 7.50% + L (1.00% Floor)^	01/29/18	01/29/26	Second Lien	26,049,350	25,732,906
Quintiles IMS Inc. +, a	Cash 2.00% + E (0.50% Floor)##	06/22/18	06/11/25	Senior	3,110,853	3,009,387
Radiology Partners, Inc. +, a	Cash 4.25% + L^^	09/11/18	12/04/23	Senior	1,990,000	1,995,801
Radiology Partners, Inc. +, a	Cash 7.25% + L^^	12/28/18	07/09/26	Second Lien	438,522	430,804
Restaurant Technologies, Inc. +, a	Cash 3.25% + L^^	10/26/18	10/01/25	Senior	498,750	497,817
Rocket Software, Inc. +, a	Cash 4.25% + L^	12/05/18	11/28/25	Senior	1,700,000	1,697,884
Sabre Industries, Inc. +, a	Cash 11.00%	08/24/12	08/27/22	Mezzanine	6,208,607	6,384,000
Safe Fleet Holdings LLC +, a, b	Cash 3.00% + L (1.00% Floor)^	03/05/18	02/03/25	Senior	2,958,000	2,889,846
Shearer's Foods, LLC +, a	Cash 4.25% + L (1.00% Floor)^^	05/17/18	06/30/21	Senior	5,874,586	5,832,609
Shermco Intermediate Holdings, Inc. +, a, f	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/20	Senior	12,176,400	—
Shermco Intermediate Holdings, Inc. +, a	Cash 4.50% + L (1.00% Floor)^	06/05/18	06/05/24	Senior	12,721,163	13,081,984
Sound Inpatient Physicians, Inc +, a	Cash 3.00% + L^	08/23/18	06/27/25	Senior	1,386,000	1,371,447

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
North America (continued)
Sprint Communications, Inc. +, a	Cash 3.00% + L (0.75% Floor)^	12/05/18	02/02/24	Senior	$1,496,250	$1,473,806
SS&C Technologies, Inc. +, a	Cash 2.25% + L^	12/07/18	04/16/25	Senior	1,293,394	1,282,452
SSH Group Holdings, Inc. +, a	Cash 4.25% + L^	09/11/18	07/30/25	Senior	1,990,000	1,974,239
Tierpoint LLC +, a	Cash 7.25% + L (1.00% Floor)^	04/18/16	05/05/25	Second Lien	12,870,000	12,841,875
TLP Acquisition Holdings, LLC +, a	Cash 7.50% + L (1.00% Floor)^	02/26/19	02/26/26	Mezzanine	46,725,000	45,907,313
Utz Quality Foods, LLC +, a	Cash 3.50% + L^	01/16/18	11/14/24	Senior	4,716,000	4,740,000
VeriFone Systems, Inc. +, a	Cash 4.00% + L^^	09/25/18	08/20/25	Senior	698,250	688,359
West Corporation +, a	Cash 3.50% + L (1.00% Floor)^^	04/20/18	10/10/24	Senior	3,566,000	3,324,016
WP CityMD Bidco LLC +, a	Cash 3.50% + L (1.00% Floor)^^	05/31/18	06/07/24	Senior	2,969,849	2,880,754
Total North America (14.91%)						632,303,428

Rest of World (0.85%)
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.75% + L^^^	10/05/18	07/10/25	Senior	20,368,074	19,922,765
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 4.00% + E###	10/05/18	09/29/25	Senior	4,606,221	4,502,460
AI Sirona (Luxembourg) Acquisition S.a.r.l. +, a	Cash 7.25% + E###	10/11/18	07/10/26	Second Lien	12,553,388	11,700,994
Total Rest of World (0.85%)						36,126,219

Western Europe (4.72%)
AI Ladder (Luxembourg) Subco S.à r.l. +, a	Cash 4.50% + L^^	08/07/18	07/09/25	Senior	2,347,929	2,311,254
Air Newco LLC +, a	Cash 4.75% + L^	07/31/18	05/31/24	Senior	4,975,000	4,824,258
Antelope Bidco S.A. +, a	Cash 4.00% + E##	11/15/18	07/24/25	Senior	1,243,931	1,241,814
Alpha Bidco SAS +, a	Cash 3.25% + E##	02/12/16	06/29/25	Senior	5,070,519	5,587,432
Altran Technologies S.A. +, a	Cash 2.75% + E##	04/10/18	03/20/25	Senior	2,256,726	2,055,909
Autoform Lux S.a.r.l +, a	Cash 3.75% + L^^^	07/22/16	07/21/23	Senior	2,524,836	2,505,899
Autoform Lux S.a.r.l +, a	Cash 3.75% + E###	07/22/16	07/21/23	Senior	5,051,317	5,412,256
CD&R Firefly Bidco Limited +, a	Cash 4.50% + L^	08/31/18	06/23/25	Senior	5,199,152	5,142,238
CD&R Firefly Bidco Limited +, a	Cash 3.50% + E#	08/31/18	06/23/25	Senior	2,327,310	2,229,584
CD&R Firefly Bidco Limited +, a	Cash 7.75% + L^^	06/21/18	06/18/26	Second Lien	26,191,610	25,653,854
Compass IV Limited +, a	Cash 4.50% + E###	07/06/18	05/09/25	Senior	3,181,436	3,027,944
Crown Finance US, Inc. +, a	Cash 2.50% + L^	03/20/18	02/28/18	Senior	4,900,414	4,808,291
CTC AcquiCo GmbH +, a	Cash 3.00% + E##	03/29/18	03/07/25	Senior	3,760,578	3,225,780
EG Finco Limited +, a	Cash 4.00% + L^^	05/22/18	02/07/25	Senior	3,940,012	3,876,851
EG Finco Limited +, a	Cash 4.00% + E##	06/20/18	02/07/25	Senior	4,199,306	3,933,400
EG Finco Limited +, a	Cash 8.00% + L (1.00% Floor)^^	05/23/18	04/05/25	Second Lien	2,970,000	3,000,000
Everest Bidco SAS +, a	Cash 4.00% + E#	08/03/18	07/04/25	Senior	1,213,595	1,119,945
Evergood 4 ApS +, a	Cash 3.25% + E##	02/23/18	02/06/25	Senior	6,249,672	5,340,721
ION Trading Finance Limited +, a	Cash 4.00% + L (1.00% Floor)^^	10/03/18	11/21/24	Senior	4,939,780	4,814,507
IWH UK Midco Limited +, a	Cash 4.00% + E##	02/28/18	11/28/24	Senior	5,886,679	5,385,422
Kiwi VFS Sub II S.a.r.l. +, a	Cash 3.25% + E##	08/21/18	07/29/24	Senior	1,151,803	1,121,815
Lary 4 AB +, a	Cash 3.50% + E#	08/09/16	07/20/23	Senior	10,137,883	10,289,150
Mehiläinen Yhtiöt Oy +, a	Cash 4.25% + E##	09/10/18	08/11/25	Senior	1,508,647	1,470,977
Nomad Foods Lux S.a.r.l. +, a	Cash 2.25% + L^	07/02/18	05/15/24	Senior	1,600,000	1,574,000
Nouryon Finance B.V. +, a	Cash 3.25% + L^	11/14/18	10/01/25	Senior	2,400,000	2,370,504
OT Luxco 3 & Cy S.C.A. +, a	Cash 8.75% + E (1.00% Floor)###; PIK 9.00%	05/31/17	05/31/27	Mezzanine	19,720,998	21,410,991
P&ISW Bidco GmbH +, a	Cash 3.25% + E##	05/29/18	04/30/25	Senior	1,156,448	1,109,767
Paysafe Holdings (US) Corp. +, a	Cash 3.50% + L (1.00% Floor)^	02/15/18	01/03/25	Senior	5,377,601	5,339,492

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

Private Equity Investments (continued) Direct Investments * (continued) Direct Debt (continued)	Interest	Acquisition Date	Maturity Date	Investment Type	Principal	Fair Value**
Western Europe (continued)
Photonis Netherlands B.V. +, a	Cash 7.50% + L (1.00% Floor)^^	09/27/13	09/18/19	Second Lien	$8,282,969	$8,555,969
R&R Ice Cream plc +, a	Cash 2.63% + E#	03/06/18	01/31/25	Senior	5,330,480	4,797,636
Rouge Beachhouse B.V. +, a	Cash 4.25% + E##	10/15/18	07/25/25	Senior	579,174	565,233
Sapphire Bidco B.V. +, a	Cash 3.25% + E##	05/25/18	05/05/25	Senior	5,827,475	5,452,337
Sigma Bidco B.V. +, a	Cash 3.50% + E#	08/03/18	07/02/25	Senior	6,115,352	5,772,630
Silk Bidco AS +, a	Cash 3.75% + E###	02/28/18	02/07/25	Senior	1,678,428	1,325,827
Springer Science & Business Media Finance +, a	Cash 3.50% + L (1.00% Floor)^^	06/25/15	08/15/22	Senior	6,966,502	6,972,409
Springer Science & Business Media Finance +, a	Cash 3.50% + L (1.00% Floor)^	09/25/13	08/15/22	Senior	5,635,416	6,314,288
Tahoe Subco 1 Ltd. +, a	Cash 3.50% + L (1.00% Floor)^^	03/20/18	06/13/24	Senior	2,814,162	2,713,659
TDC A/S +, a	Cash 3.50% + E#	10/22/18	06/04/25	Senior	1,506,866	1,471,719
Telenet International Finance S.a.r.l. +, a	Cash 2.25% + L^	06/22/18	08/15/26	Senior	5,293,375	5,197,948
Virgin Media Bristol, LLC +, a	Cash 2.50% + L^	02/07/18	01/15/26	Senior	5,486,250	5,442,360
Zacapa S.a.r.l. +, a	Cash 5.00% + L (0.75% Floor)^^	07/31/18	07/02/25	Senior	1,791,000	1,797,716
Zephyr Bidco Limited +, a	Cash 3.75% + E#	09/12/18	07/23/25	Senior	1,162,453	1,120,641
Ziggo Secured Finance Partnership +, a	Cash 2.50% + L^	02/21/18	04/15/25	Senior	2,487,500	2,438,800
Total Western Europe (4.72%)						200,123,227
Total Direct Debt (21.40%)						$907,696,371

Total Direct Investments (66.02%)						$2,799,508,155

Private Equity Investments (continued) Secondary Investments *, c (7.21%)	Acquisition Date	Fair Value
Asia - Pacific (0.04%)
Baring Asia Private Equity Fund IV, L.P. +, a	11/24/09	$62,994
Carlyle Japan International Partners II, L.P. +, a	12/28/12	349,422
CVC Capital Partners Asia Pacific III, L.P. +, a	01/11/13	590,232
Jerusalem Venture Partners IV, L.P. +, a	09/30/15	39,522
TRG Growth Partnership (Offshore) II, L.P. +, a	08/02/10	141,732
TRG Growth Partnership (Offshore), L.P. +, a	08/02/10	6,178
TRG Growth Partnership II, L.P. +, a	07/08/10	417,523
Total Asia - Pacific (0.04%)		1,607,603

North America (6.06%)
Apollo Investment Fund IX, L.P +, a	06/01/17	3,331,720
Apollo Investment Fund VII, L.P. +, a	07/01/10	299,985
Apollo Overseas Partners (Delaware) VII, L.P. +, a	10/01/09	118,490
Bain Capital Fund VIII, L.P. +, a	12/31/15	25,388
Bain Capital Fund X, L.P. +, a	06/30/11	10,288,186
Bain Capital IX Co-Investment Fund, L.P. +, a	12/31/15	45,915
Bain Capital Partners IX, L.P. +, a	12/31/15	211,132
Bain Capital VIII Co-Investment Fund, L.P. +, a	12/31/15	7,197
Bain Capital X Co-Investment Fund, L.P. +, a	06/30/11	283,587
Bertram Growth Capital II-A, L.P. +, a	09/30/15	1,073,325
Carlyle Partners IV, L.P. +, a	06/30/10	107,063
Clayton, Dubilier & Rice Fund VIII, L.P. +, a	03/29/12	2,707,037
Frazier Healthcare VI, L.P. +, a	06/30/12	813,649
FS Equity Partners V, L.P. +, a	08/07/12	1,071,825
Genstar Capital Partners V, L.P. +, a	09/30/15	364,501

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
North America (continued)
Gridiron Energy Feeder I, L.P. +, a, d	05/15/17	$33,065,269
Gryphon Partners 3.5, L.P. +, a	05/21/13	1,776,115
Gryphon Partners IV L.P. +, a	02/08/16	30,361,975
H.I.G. Bayside Debt & LBO Fund II, L.P. +, a	12/30/10	480,714
Harvest Partners V, L.P. +, a	09/30/11	68,020
Harvest Partners VII, L.P. +, a	09/30/11	5,835,249
Hellman & Friedman Capital Partners VI, L.P. +, a	12/31/12	492,581
Hellman & Friedman Capital Partners VII, L.P. +, a	06/30/14	3,719,169
Highstar Capital III Prism Fund, L.P. +, a, d	07/01/10	825,287
Investcorp Private Equity 2007 Fund, L.P. +, a	03/31/11	741,429
Investcorp Technology Partners III (Cayman), L.P. +, a	08/19/11	8,906
Irving Place Capital Investors II, L.P. +, a	03/22/10	21,286
Lee Equity Partners Fund, L.P. +, a	06/30/17	85,843
Lee Equity Partners II, L.P. +, a	08/01/17	3,134,591
Lee Equity Partners Realization Fund, L.P. +, a	06/30/17	20,260,024
Lightyear Fund II, L.P. +, a	09/30/13	455,358
Madison Dearborn Capital Partners V, L.P. +, a	01/03/12	151,727
MidOcean Partners III, L.P. +, a	06/30/11	854,145
Monomoy Capital Partners II, L.P. +, a	09/30/15	984,224
Oak Investment Partners XII, L.P. +, a	06/28/12	508,287
Palladium Equity Partners III, L.P. +, a	08/02/10	57,645
Pamlico Capital GP II, LLC +, a	03/31/14	1,927
Pamlico Capital II, L.P. +, a	03/31/14	580,965
Providence Equity Partners IV, L.P. +, a	06/30/11	1,544
Providence Equity Partners V, L.P. +, a	06/30/11	44,667
Providence Equity Partners VI-A, L.P. +, a	06/30/11	6,605,433
Providence Equity Partners VII-A, L.P. +, a	06/30/13	2,039,274
Silver Lake Partners II, L.P. +, a	06/30/14	12,156
Silver Lake Partners III, L.P. +, a	06/30/10	8,118,835
Silver Lake Partners V, L.P. +, a	09/30/13	17,329,217
Silver Lake Sumeru Fund, L.P. +, a	12/18/09	13,568
SL SPV-1, L.P. +, a	12/01/17	8,654,900
Sun Capital Partners V, L.P. +, a	09/30/13	8,199,600
TA Atlantic & Pacific VI, L.P. +, a	09/30/15	284,993
TA X, L.P. +, a	09/30/15	8,489
TA XI, L.P. +, a	09/30/15	2,578,287
TCV VI, L.P. +, a, d	09/30/13	819,450
TCV VII (A), L.P. +, a	09/30/13	9,724,563
TorQuest Partners Fund (U.S.) II, L.P. +, a	09/30/15	151,306
TPG Partners V, L.P. +, a	01/04/12	354,871
TPG Partners VI, L.P. +, a	07/01/10	7,380,091
Tudor Ventures III, L.P. +, a	12/31/12	388,553
Warburg Pincus Private Equity X, L.P. +, a	09/28/12	3,865,948
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/31/18	55,269,902
Total North America (6.06%)		257,065,383

Western Europe (1.11%)
3i Eurofund Vb, L.P. +, a	09/30/09	3,798,936
3i Growth Capital B, L.P. +, a	10/01/14	118,187
Abingworth Bioventures III, L.P. +, a	09/30/15	2,747
Abingworth Bioventures V Co-Investment Growth Equity Fund, L.P. +, a	06/30/12	466,119
Abingworth Bioventures V, L.P. +, a	06/30/12	259,182
Advent International GPE VI, L.P. +, a	09/30/10	883,531
Apax Europe VI - A, L.P. +, a	07/01/11	120,225

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

Private Equity Investments (continued) Secondary Investments *, c (continued)	Acquisition Date	Fair Value
Western Europe (continued)
Apax Europe VII - B, L.P. +, a	04/30/11	$113,932
Astorg V FCPR +, a	09/30/15	1,913,050
Astorg VI, FCPI +, a	06/30/16	7,503,111
BC European Capital IX, L.P. +, a	09/30/14	4,807,597
Carlyle Europe Partners II, L.P. +, a	12/28/12	29,515
Carlyle Europe Partners III, L.P. +, a	12/28/12	1,724,049
CCP IX L.P. No.2 +, a	09/30/14	1,362,372
CVC European Equity Partners V, L.P. +, a	07/12/10	1,338,567
ESP Golden Bear Europe Fund +, a	12/31/16	14,605,694
Galileo III FCPR +, a	09/30/15	34,616
Graphite Capital Partners VI, L.P. +, a	09/30/15	4,229
Graphite Capital Partners VII Top-Up +, a	09/30/15	60,022
Graphite Capital Partners VII, L.P. +, a	09/30/15	343,873
Indigo Capital V, L.P. +, a	09/30/15	90,104
Industri Kapital 1997 Fund +, a	09/30/15	1,427
Industri Kapital 2000, L.P. +, a	09/30/15	4,343
Italian Private Equity Fund IV, L.P. +, a	01/29/16	16,693
KKR European Fund III, L.P. +, a	03/01/11	755,083
Montagu III, L.P. +, a	12/09/09	1
PAI Europe V +, a	09/30/14	578,989
Permira Europe II, L.P. +, a	11/29/13	30,099
Permira Europe III, L.P. +, a	09/30/13	53,441
Permira IV, L.P. +, a	09/30/13	3,082,649
Riverside Europe Fund IV, L.P. +, a	09/30/14	1,613,517
Terra Firma Capital Partners III, L.P. +, a	09/30/13	1,551,853
Total Western Europe (1.11%)		47,267,753
Total Secondary Investments (7.21%)		$305,940,739

Private Equity Investments (continued) Primary Investments *, c (11.43%)	Acquisition Date	Fair Value**
Asia - Pacific (1.00%)
Baring Asia Private Equity Fund V, L.P. +, a	12/01/10	$4,289,123
BGH Capital Fund I +, a	03/01/18	15,223
CPEChina Fund III, L.P. +, a	03/28/18	3,829,073
Hony Capital Fund VIII, L.P. +, a	10/30/15	10,449,040
Hony Capital Partners V, L.P. +, a, d	12/15/11	10,162,772
Primavera Capital Fund III L.P. +, a	05/19/18	4,922,962
Southern Capital Fund IV L.P. +, a	01/26/18	48,583
The Baring Asia Private Equity Fund VII, L.P. +, a, f	07/10/18	—
TPG Asia VII (B), L.P. +, a	12/07/18	4,876,750
Trustbridge Partners VI, L.P. +, a	04/12/18	3,653,166
Total Asia - Pacific (1.00%)		42,246,692

North America (7.38%)
AEA Investors Fund VII LP +, a, f	02/08/19	—
American Industrial Partners Capital Fund VII, L.P. +, a, f	03/29/19	—
Apollo Investment Fund VIII, L.P. +, a	06/28/13	8,345,206
Ares Corporate Opportunities Fund IV, L.P. +, a	04/19/12	9,124,567
Ares Corporate Opportunities Fund V, L.P. +, a	12/28/15	5,367,728
Avista Capital Partners II, L.P. +, a	03/15/10	279,714
Avista Capital Partners III, L.P. +, a	10/03/11	3,222,038
Bain Capital Fund XII, L.P. +, a	07/01/17	3,746,150
Berkshire Fund IX, L.P. +, a	03/18/16	4,782,576
Caltius Partners V-A, L.P. +, a	12/02/14	4,593,427

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value**
North America (continued)
Carlyle Partners VII, L.P. +, a	11/29/17	$5,606,100
Clayton Dubilier & Rice Fund IX, L.P. +, a	07/31/13	9,232,154
Clearlake Capital Partners V, L.P. +, a	12/15/17	15,075,226
Crescent Mezzanine Partners VI, L.P. +, a	03/30/12	2,005,139
Genstar Capital Partners IX, L.P. +, a, f	02/21/19	—
Genstar Capital Partners VI, L.P. +, a	09/01/12	5,871,124
Genstar Capital Partners VII, L.P. +, a	06/26/15	10,091,166
Genstar Capital Partners VIII, L.P. +, a	03/23/17	12,891,541
GoldPoint Mezzanine Partners IV, L.P. +, a	12/30/15	7,066,063
Gryphon Partners V, L.P. +, a	02/23/18	4,092,468
Harvest Partners VIII, L.P. +, a, f	12/19/18	—
Insight Venture Partners X, L.P. +, a	07/06/18	3,783,705
KKR Americas Fund XII L.P. +, a	09/16/16	9,956,649
KKR North America Fund XI, L.P. +, a	02/01/12	9,561,975
Kohlberg TE Investors VII, L.P. +, a	09/15/11	6,206,952
Kohlberg TE Investors VIII-B, L.P. +, a, d	08/04/16	11,993,214
Leeds Equity Partners VI, L.P. +, a	11/25/16	6,599,555
Nautic Partners IX, L.P. +, a, f	03/12/19	—
Nautic Partners VII-A, L.P. +, a	06/27/14	4,326,773
New Enterprise Associates 14, L.P. +, a	05/04/12	6,334,166
New Mountain Capital V, L.P. +, a, d	06/29/17	9,909,787
NexPhase III-A, L.P. +, a, d	09/01/16	18,538,351
Oak Hill Capital Partners IV, L.P. +, a	04/28/17	16,036,476
Oak Hill Capital Partners V, L.P. +, a, f	12/21/18	—
PennantPark Credit Opportunities Fund II, L.P. +, a	08/03/12	8,929,406
Silver Lake Partners IV, L.P. +, a	07/30/12	12,789,853
Sumeru Equity Partners Fund, L.P. +, a	04/27/15	6,017,896
TCV X, L.P. +, a	08/31/18	52,000
Thompson Street Capital Partners IV, L.P. +, a	12/10/15	6,885,422
Thompson Street Capital Partners V, L.P. +, a	05/04/18	674,191
TPG Partners VII, L.P. +, a	03/01/16	14,190,936
TPG Partners VIII, L.P. +, a, f	01/31/19	—
Trident VII, L.P. +, a	09/22/16	17,950,571
Vista Equity Partners Fund VII, L.P. +, a	08/31/18	1,628,683
Vistria Fund II, L.P. +, a	12/19/17	6,752,950
Warburg Pincus Global Growth, L.P. +, a	11/20/18	120,000
Welsh, Carson, Anderson & Stowe XII, L.P. +, a	12/19/14	13,947,810
Welsh, Carson, Anderson & Stowe XIII, L.P. +, a	07/25/18	168,712
Windjammer Senior Equity Fund IV, L.P. +, a	02/06/13	7,890,827
Total North America (7.38%)		312,639,247

Rest of World (0.62%)
Advent Latin American Private Equity Fund VI-H L.P. +, a	10/17/14	6,239,669
Altra Private Equity Fund II, L.P. +, a	12/07/12	2,643,795
Patria - Brazilian Private Equity Fund IV, L.P. +, a	06/30/11	5,704,424
Polish Enterprise Fund VIII, L.P. +, a	09/15/17	11,757,217
Total Rest of World (0.62%)		26,345,105

Western Europe (2.43%)
Advent International GPE VII-B, L.P. +, a	07/01/12	11,202,171
Advent International GPE VIII-C, L.P +, a	03/22/16	8,847,914
Bain Capital Europe Fund IV, L.P. +, a, d	09/01/14	6,252,321
CapVest Equity Partners III B, L.P. +, a	08/30/13	5,573,740
Capvis Equity V L.P. +, a	01/17/18	4,894,016
Carlyle Europe Partners IV, L.P. +, a	08/27/13	1,871,999

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

Private Equity Investments (continued) Primary Investments *, c (continued)	Acquisition Date	Fair Value**
Western Europe (continued)
Carlyle Europe Partners V, L.P. +, a	04/23/18	$694,258
CVC Capital Partners VI (A) L.P. +, a	07/05/13	7,979,064
EQT Mid-Market (No.1) Feeder L.P. +, a	07/01/16	11,750,121
EQT VI (No.1), L.P. +, a	07/01/11	2,243,296
Graphite Capital Partners IX L.P. +, a, f	04/11/18	—
Hg Saturn I L.P. +, a	06/28/18	8,806,597
HgCapital 8 L.P. +, a	12/19/16	3,600,618
HgCapital Mercury 2 +, a, d	02/15/17	3,186,112
Index Ventures Growth III (Jersey) L.P. +, a	03/18/15	11,451,885
KKR European Fund V (EUR) SCSp +, a, f	11/05/18	—
Nordic Capital IX, L.P. +, a	07/18/17	3,130,510
PAI Europe VI-1, L.P. +, a	03/12/15	8,627,572
Sixth Cinven Fund (No.3) L.P. +, a	05/01/16	2,883,219
Total Western Europe (2.43%)		102,995,413
Total Primary Investments (11.43%)		$484,226,457

Total Private Equity Investments (Cost $3,010,112,433)(84.66%)		$3,589,675,351

Short-Term Investments (7.05%) U.S. Government Treasury Obligations [g] (7.05%)	Interest	Acquisition Date	Maturity Date	Principal	Fair Value
U.S. Treasury Bill	2.40%	01/22/19	04/18/19	$60,000,000	$59,933,274
U.S. Treasury Bill	2.43%	03/14/19	06/06/19	60,000,000	59,740,380
U.S. Treasury Bill	2.41%	09/27/18	04/25/19	60,000,000	59,906,300
U.S. Treasury Bill	2.49%	10/15/18	05/23/19	60,000,000	59,790,094
U.S. Treasury Bill	2.53%	10/30/18	06/20/19	60,000,000	59,684,820
Total U.S. Government Treasury Obligations (7.05%)					$299,054,868

Total Short-Term Investments (Cost $299,040,318)(7.05%)					$299,054,868

Total Investments (Cost $3,429,158,055)(94.83%)					4,020,792,185

Other Assets in Excess of Liabilities (5.17%)					219,378,961

Net Assets (100.00%)					$4,240,171,146

*

Direct Investments are private investments directly into the equity or debt of selected operating companies, often together with the management of the company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are not known as of the time of investment. Secondary Investments are portfolios of assets on the secondary market.

**

The Fair Value of any Direct Investment may not necessarily reflect the current or expected future performance of such Direct Investment. Furthermore, the Fair Value of any Direct Investment has not been calculated, reviewed, verified or in any way approved by such Direct Investment or its general partner, manager or sponsor (including any of its affiliates). Please see Note 2.b for further details regarding the valuation policy of the Fund.

^	The interest rate on these loans is subject to the greater of a LIBOR floor or 1 month LIBOR plus a base rate. The 1 month LIBOR as of March 31, 2019 was 2.49%.

^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 3 month LIBOR plus a base rate. The 3 month LIBOR as of March 31, 2019 was 2.60%.

^^^	The interest rate on these loans is subject to the greater of a LIBOR floor or 6 month LIBOR plus a base rate. The 6 month LIBOR as of March 31, 2019 was 2.66%.

#	As of March 31, 2019, 1 month Euribor was -0.37%.

##	As of March 31, 2019, 3 month Euribor was -0.31%.

###	As of March 31, 2019, 6 month Euribor was -0.23%.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

+	The fair value of the investment was determined using significant unobservable inputs.

[a]

Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of March 31, 2019 was $3,589,675,351, or 84.66% of net assets. As of March 31, 2019, the aggregate cost of each investment restricted to resale was $22,381,085, $10,621,500, $102,112, $27,897,888, $1,550,134, $38,102,078, $2,204,592, $12,759,727, $3,201,933, $6,738,343, $1,917,614, $20,000,000, $61,395,040, $3,483,943, $11,478,466, $22,932,000, $11,858,746, $280, $1,226,349, $11,760,750, $35,274,427, $4,168,272, $17,127,003, $1,932,914, $8,571,126, $8,700,000, $24,699,091, $9,135,720, $56,944,352, $35,120,979, $3,457,439, $82,017,309, $5,648,649, $87,093, $30,000,000, $882,243, $115,259, $172,633, $37,069,373, $5,000,000, $2,899,729, $473,334, $23,120,285, $78,652,850, $15,452,333, $2,131, $6,739,319, $1,095,000, $52,435,890, $2,817,098, $28,417,946, $54,969,200, $14,872,000, $4,754,931, $4,875,000, $4,632,829, $9,757,979, $0, $6,939,071, $9,485,365, $498,775, $2,823,797, $0, $22,791,101, $89,101,353, $114,301, $86,105,773, $378,368, $22,730,727, $27,818,080, $14,672,982, $53,752,850, $10,671,914, $1,142,031, $18,777,316, $6,058,452, $3,081,671, $393,923, $288,509, $662,069, $9,986,562, $21,615,986, $48,949,162, $73,081, $6,276,090, $23,877,777, $18,798,388, $10,158,828, $12,156,155, $6,993,570, $12,811,375, $6,553,527, $1,970,684, $6,869,165, $6,680,793, $1,492,680, $1,097,347, $16,271,347, $1,774,816, $1,413,744, $1,263,024, $67,753,668, $2,450,296, $13,166,320, $1,383,261, $20,335,000, $1,485,466, $5,921,685, $496,421, $14,008,622, $2,850,336, $8,707,880, $9,900,000, $995,143, $489,316, $2,880,187, $2,033,986, $997,595, $1,876,939, $2,963,348, $1,997,914, $1,393,000, $22,428,930, $7,578,219, $2,985,402, $61,552,297, $50,968,019, $2,970,056, $2,927,567, $3,226,013, $992,716, $1,445,088, $2,359,377, $987,859, $7,115,521, $4,347,194, $9,488,387, $1,287,234, $1,290,325, $5,196,405, $21,638,400, $3,704,261, $1,365,287, $990,291, $3,406,671, $5,308,657, $1,094,606, $991,483, $21,816,000, $7,090,836, $2,950,063, $3,554,024, $9,600,060, $4,758,226, $10,381,725, $11,656,471, $8,476,000, $1,191,265, $26,132,604, $3,111,273, $1,971,904, $438,036, $497,568, $1,691,816, $6,208,274, $2,959,313, $5,882,803, $0, $12,831,735, $1,382,795, $1,482,103, $1,290,301, $1,985,348, $12,870,000, $45,915,123, $4,719,956, $694,969, $3,569,095, $2,969,849, $20,176,108, $4,584,587, $12,433,706, $2,282,682, $4,963,759, $1,238,007, $5,525,845, $2,261,291, $2,524,836, $5,099,008, $5,175,037, $2,316,550, $26,230,937, $3,145,689, $4,902,744, $3,592,722, $3,942,311, $4,136,579, $2,972,737, $1,148,464, $5,931,239, $4,928,265, $5,890,614, $1,136,171, $10,137,883, $1,501,622, $1,596,456, $2,388,552, $20,417,194, $1,156,448, $5,401,775, $8,282,969, $5,330,480, $579,174, $5,827,475, $5,999,708, $1,463,817, $6,993,627, $5,608,291, $2,817,363, $1,496,703, $5,293,909, $5,487,953, $1,774,453, $1,157,051, $2,491,921, $60,379, $102,178, $1,505,240, $60,717, $146,326, $53,395, $533,034, $3,331,720, $435,000, $61,965, $62,337, $863,164, $106,656, $420,462, $5,577, $81,642, $1, $1,006, $2, $292,521, $1,158,141, $303,586, $28,497,934, $10, $20,510,067, $1, $41,362, $5,294,188, $2, $1, $907,468, $12,631, $1, $39,077, $15,488, $3,017,785, $8,779,767, $4,361,621, $3, $1, $930,675, $1,376,417, $91, $2,467, $1, $8, $428,308, $8,825,750, $700,993, $158, $1,727,889, $17,785,961, $1, $8,536,945, $19,793,748, $167,418, $98,832, $1, $429,399, $1, $966,462, $1,427,512, $5,589,200, $840,505, $2,569,105, $48,377,933, $3, $6,772, $1, $1,043,737, $328,731, $174,695, $212,957, $470,711, $1,559,585, $7,318,471, $3,168,926, $119,976, $3,008,485, $3,609,304, $1, $3,098,181, $1, $1, $58,075, $314,411, $181,332, $120,293, $486, $1, $2, $229, $130,095, $111,689, $416,042, $3,374,943, $858,403, $1, $2,713,539, $15,901, $4,461,666, $9,433,513, $7,955,851, $5,037,030, $236,771, $0, $5,141,588, $3,708,064, $0, $0, $6,315,203, $5,558,554, $5,470,703, $270,575, $4,569,975, $4,077,691, $5,064,309, $3,825,270, $6,839,685, $6,920,650, $13,250,861, $1,416,284, $0, $470,519, $4,963,448, $9,617,517, $6,259,041, $4,151,090, $0, $3,766,452, $9,928,472, $3,030,464, $2,752,464, $10,974,134, $6,239,622, $0, $141,224, $1,666,944, $9,778,646, $18,038,715, $13,385,224, $0, $6,240,107, $6,587,017, $4,790,544, $52,000, $5,099,070, $746,483, $11,148,727, $0, $17,081,466, $1,645,355, $6,621,922, $120,000, $8,550,303, $168,711, $5,608,292, $4,686,153, $2,849,961, $4,309,864, $13,800,060, $4,052,652, $8,044,999, $5,086,872, $3,261,016, $5,427,410, $1,666,007, $778,798, $5,813,425, $11,681,365, $1, $0, $7,630,392, $5,077,779, $1,787,627, $8,206,653, $0, $2,024,147, $7,020,907 and $3,040,173, respectively, totaling $3,010,112,433.

[b]	Represents an affiliated issuer.

[c]	Investment does not issue shares.

[d]	Non-income producing.

[e]	Security or a portion thereof is unsettled at March 31, 2019.

[f]	Investment has been committed to but has not been funded by the Fund.

[g]	Each issue shows the rate of the discount at the time of purchase.

Legend:

BBSY - Bank Bill Swap Bid Rate

E - Euribor

L - Libor

PIK - Payment-in-kind

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Schedule of Investments –
March 31, 2019 (continued)

A summary of outstanding financial instruments at March 31, 2019 is as follows:

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
June 27, 2019	Bank of America	$75,163,772	£56,400,000	$73,820,295	$1,343,477
June 27, 2019	Bank of America	75,293,652	£56,500,000	73,951,182	1,342,470
June 27, 2019	Barclays	80,137,232	€70,000,000	79,154,765	982,467
June 27, 2019	Barclays	80,130,918	€70,000,000	79,154,765	976,153
June 27, 2019	Barclays	80,015,746	€69,900,000	79,041,686	974,060
June 27, 2019	Bank of America	80,113,110	€70,000,000	79,154,764	958,346
					$6,576,973

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Assets and Liabilities –
March 31, 2019

Assets
Unaffiliated Private Equity Investments, at fair value (cost $2,337,688,170)	$2,728,831,936
Affiliated Private Equity Investments, at fair value (cost of $672,424,263 )	860,843,415
Common stocks, at fair value (cost $120,005,304)	132,061,966
Short-term investments, at fair value (cost $299,040,318)	299,054,868
Cash and cash equivalents	301,974,035
Cash denominated in foreign currencies (cost $10,033,539)	10,170,754
Investment sales receivable	2,122,130
Unaffiliated dividends and interest receivable	4,898,032
Affiliated interest receivable	10,876
Unrealized appreciation on forward foreign currency contracts	6,576,973
Other receivable	3,481,911
Prepaid assets	636,563
Total Assets	$4,350,663,459

Liabilities
Distribution, servicing and transfer agency fees payable	$4,112,312
Repurchase amounts payable for tender offers	56,487,828
Due to broker	6,410,000
Incentive fee payable	20,456,340
Management fee payable	16,890,782
Dividends payable	3,330
Professional fees payable	493,311
Line of credit fees payable	500,000
Accounting and administration fees payable	867,050
Custodian fees payable	72,132
Other payable	4,199,228
Total Liabilities	$110,492,313

Commitments and contingencies (See note 12)

Net Assets	$4,240,171,146

Net Assets consists of:
Paid-in capital	$3,710,152,738
Distributable earnings (accumulated loss)	530,018,408
Total Net Assets	$4,240,171,146

Class A Units
Net assets	$2,243,031,102
Units outstanding	391,594,329
Net asset value per unit	$5.73
Class I Units
Net assets	$1,997,140,044
Units outstanding	347,525,266
Net asset value per unit	$5.75

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Operations –
For the Year Ended March 31, 2019

Investment Income
Dividends from unaffiliated investments (net of $283,799 withholding tax)	$16,422,137
Dividends from affiliated investments	8,636,619
Interest from unaffiliated investments	79,611,649
Interest from affiliated investments	150,821
Transaction fee income from unaffiliated issuers	925,014
Transaction fee income from affiliated issuers	2,769,780
Other fee income	1,809,703
Total Investment Income	110,325,723

Operating Expenses
Management fees	60,408,431
Professional fees	8,388,996
Accounting and administration fees	3,274,426
Board of Managers' fees	342,668
Insurance expense	203,609
Custodian fees	284,052
Line of credit fees	2,610,000
Incentive fee	41,322,608
Distribution and servicing fees
Class A Units	13,655,566
Transfer agency fees
Class A Units	872,420
Class I Units	594,534
Other expenses	1,622,670
Total Expenses	133,579,980

Net Investment Loss	(23,254,257)

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency
Net realized gain from unaffiliated investments	129,785,464
Net realized gain from affiliated investments	42,401,734
Net realized loss on foreign currency transactions	(860,634)
Net realized gain (loss) on forward foreign currency contracts	45,695,388
Net realized gain distributions from primary and secondary investments	26,377,772
Net change in accumulated unrealized appreciation (depreciation) on:
Unaffiliated investments	40,306,802
Affiliated investments	90,976,368
Foreign currency translation	(186,966)
Forward foreign currency contracts	5,190,088

Net Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation) on Investments, Forward Foreign Currency Contracts and Foreign Currency	379,686,016

Net Increase (Decrease) in Net Assets From Operations	$356,431,759

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statements of Changes in Net Assets

	For the Year Ended March 31, 2019	For the Year Ended March 31, 2018
Increase (decrease) in Net Assets resulting from operations:
Net investment income (loss)	$(23,254,257)	$87,965,434
Net realized gain (loss) on investments, foreign currency transactions and forward foreign currency contracts	243,399,724	44,577,624
Net change in unrealized appreciation (depreciation) on investments, foreign currency translation and forward foreign currency contracts	136,286,292	185,020,864
Net increase in Net Assets resulting from operations:	$356,431,759	$317,563,922

Distributions to unitholders from:
Distributions to unitholders	$(201,067,922)	$—
Net investment income
Class A Units	—	(29,175,912)
Class I Units	—	(32,756,586)
Net realized gains
Class A Units	—	(45,458,794)
Class I Units	—	(37,846,159)
Total distributions to unitholders	$(201,067,922)	$(145,237,451)

Capital transactions (see note 6):
Issuance of common Units
Class A Units	$442,626,596	$312,152,321
Class I Units	385,330,016	458,679,001
Reinvestment of common Units
Class A Units	95,296,735	70,569,716
Class I Units	90,208,897	65,428,738
Redemption of common Units
Class A Units	(92,061,160)	(45,535,178)
Class I Units	(119,141,209)	(76,536,807)
Exchanges of common Units
Class A Units	(9,293,258)	(37,112,028)
Class I Units	9,293,258	37,112,028
Total increase in Net Assets resulting from capital transactions	$802,259,875	$784,757,791

Total increase in Net Assets	$957,623,712	$957,084,262

Net Assets at beginning of year	$3,282,547,434	$2,325,463,172
Net Assets at end of year	$4,240,171,146	$3,282,547,434
Accumulated undistributed net investment income	$—	$25,319,398

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Statement of Cash Flows –
For the Year Ended March 31, 2019

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Net Assets from Operations	$356,431,759
Adjustments to reconcile Net Increase (decrease) in Net Assets from Operations to net cash provided by (used in) operating activities:
Net change in accumulated unrealized (appreciation) depreciation on investments	(131,283,170)
Net change in unrealized (appreciation) depreciation on forward foreign currency contracts	(5,190,088)
Net realized (gain) from investments, forward foreign currency contracts and foreign currency transactions	(243,399,724)
Purchases of investments	(1,415,705,740)
Proceeds from sales of investments	677,104,794
Net (purchases) sales and amortization of short-term investments	20,186,674
Net realized loss on short-term investments	(2,205)
Net realized gain on forward foreign currency contracts	45,695,388
Net realized gain distributions from primary and secondary investments	26,377,772
Amortization of premium and accretion of discount, net	(610,876)
Decrease in interest receivable	1,164,823
Decrease in affiliated interest receivable	10,876
Increase in dividends receivable	(152,776)
Decrease in investment sales receivable	9,424,156
Increase in other receivable	(3,481,911)
Decrease in miscellaneous receivable	1,560
Decrease in prepaid assets	340,937
Increase in dividends payable	3,330
Increase in due to broker	6,410,000
Increase in management fee payable	4,114,218
Increase in administrative services expense payable	618,745
Decrease in professional fees payable	(498,883)
Increase in line of credit fees	205,000
Decrease in accounting and administrative fees payable	(688,513)
Decrease in Board of Managers' fees payable	(15,800)
Decrease in custodian fees payable	(26,943)
Increase in other payable	3,989,209
Increase in incentive fees payable	11,394,739
Net Cash (Used in) Operating Activities	(637,582,649)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Units	827,956,612
Distributions paid	(15,562,290)
Payments for Units redeemed	(169,200,307)
Net Cash Provided by Financing Activities	643,194,015

Net change in cash and cash equivalents	5,611,366

Effect of exchange rate changes on cash	(860,634)

Cash and cash equivalents at beginning of year	307,394,057
Cash and cash equivalents at End of Year	$312,144,789

Supplemental and non-cash financing activities
Reinvestment of common Units	$185,505,632

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights

	Class A
	Year Ended March 31, 2019	Year Ended March 31, 2018	Period Ended March 31, 2017(1)
Per Unit Operating Performance:(2)
Net asset value, beginning of year	$5.51	$5.17	$5.00
Income from investment operations:
Net investment income (loss)(3)	(0.05)	0.20	(0.00	)(4)
Net realized and unrealized gains (losses) on investments	0.55	0.40	0.17
Net Increase in Net Assets from Operations	0.50	0.60	0.17
Distributions from:
Net investment income	(0.03)	(0.10)	—
Net realized gains	(0.25)	(0.16)	—
Total distributions	(0.28)	(0.26)	—
Net asset value, end of period	$5.73	$5.51	$5.17

Total Return(5)(6)	9.36%	11.65%	3.40%

Ratios and supplemental data:
Net assets, end of period in thousands (000's)	$2,243,031	$1,725,576	$1,329,648
Net investment income (loss) to average net assets before Incentive Fee	0.15%	5.10%	1.08	%(7)
Ratio of gross expenses to average net assets, excluding Incentive Fee(8)(10)	2.84%	2.78%	2.82	%(7)
Ratio of incentive fees to average net assets	1.12%	1.31%	0.36	%(6)
Ratio of gross expenses and Incentive Fee to average net assets(8)(10)	3.96%	4.09%	3.18	%(7)(9)
Ratio of expense waivers to average net assets	—%	—%	—	%(7)
Ratio of net expenses and Incentive Fee to average net assets(10)	3.96%	4.09%	3.18	%(7)(9)
Ratio of net expenses to average net assets, excluding Incentive Fee(10)	2.84%	2.78%	2.82	%(7)(9)

Portfolio Turnover	21.75%	23.58%	17.93	%(6)

(1)	Reflects operations for the period from January 1, 2017 (date of commencement of operations) to March 31, 2017.

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $.005.

(5)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(6)	Not annualized.

(7)	Annualized.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(9)	The Incentive Fee and/or organizational expenses are not annualized.

(10)	Ratio does not include expenses of Primary and Secondary Investments.

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Consolidated Financial Highlights

	Class I
	Year Ended March 31, 2019		Year Ended March 31, 2018		Year Ended March 31, 2017(1)		Year Ended March 31, 2016			Year Ended March 31, 2015
Per Unit Operating Performance(2)
Net asset value, beginning of year	$5.52		$5.18		$5.00		$	N/A		$	N/A
Income from investment operations:
Net investment income (loss)(3)	(0.01)		0.25		(0.00	)(4)		N/A			N/A
Net realized and unrealized gain (loss) on investments	0.56		0.38		0.18			N/A			N/A
Net Increase in Net Assets from Operations	0.55		0.63		0.18			N/A			N/A
Distributions from:
Net investment income	(0.07)		(0.13)		—			N/A			N/A
Net realized gains	(0.25)		(0.16)		—			N/A			N/A
Total distributions	(0.32)		(0.29)		—			N/A			N/A
Net asset value, end of period	$5.75		$5.52		$5.18		$	N/A		$	N/A

Total Return before Incentive Fee	N/A	%	N/A	%	N/A	%(5)		11.75	%(6)		13.44	%(6)
Total Return after Incentive Fee	10.14	%(7)	12.42	%(7)	11.70%			10.86	%(6)		12.35	%(6)

Ratio/Supplemental Data:
Net assets, end of period in thousands (000's)	$1,997,140		$1,556,972		$995,815			$1,712,457			$1,214,310
Net investment income (loss) to average net assets before Incentive Fee(8)(9)	0.86%		5.95%		2.52%			0.81%			1.15%
Ratio of gross expenses to average net assets, excluding Incentive Fee(8)(9)	2.12%		2.10%		1.98%			1.47%			1.52%
Ratio of incentive fees to average net assets	1.12%		1.33%		1.33%			1.12%			1.29%
Ratio of gross expenses and Incentive Fee to average net assets(9)	3.24%		3.43%		3.31%			2.59%			2.81%
Ratio of expense waivers to average net assets	—%		—%		—%			—%			—%
Ratio of net expenses and Incentive Fee to average net assets(9)	3.24%		3.43%		3.31%			2.59%			2.81%
Ratio of net expenses to average net assets, excluding Incentive Fee(9)	2.12%		2.10%		1.98%			1.47%			1.52%

Portfolio Turnover	21.75%		23.58%		17.93%			21.91%			18.25%

(1)

Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure. As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund. Class I commenced operations after the Reorganization and is deemed to be the accounting survivor (See Note 1).

(2)	Selected data for a Net Asset Value per Unit outstanding throughout the period.

(3)	Calculated using average units outstanding.

(4)	Rounds to less than $.005.

(5)

Total investment return before Incentive Fee was calculated based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period prior to the Reorganization. The full year total investment return before Incentive Fee would calculate to be 12.50% based on the prior method.

(6)

Total investment return reflects the changes in Net Asset Value based on the effects of the performance of the Fund during the period and adjusted for cash flows related to capital contributions or withdrawals during the period.

(7)

Total return based on net asset value calculated as the change in Net Asset Value per Unit during the respective periods, assuming distributions, if any, are reinvested on the effects of the performance of the Fund during the period.

(8)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursement by/to the Adviser.

(9)	Ratio does not include expenses of Primary and Secondary Investments.

N/A	Not Applicable

The accompanying notes are an integral part of these Consolidated Financial Statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019

1. Organization

Partners Group Private Equity (Master Fund), LLC (the “Fund”) is a Delaware limited liability company that was organized on August 4, 2008 and commenced operations on July 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. On December 17, 2018, the Fund filed an application to register units of limited liability company interests of the Fund (“Units”) as securities under the Securities Act of 1933, as amended (the “1933 Act”). The Fund is managed by Partners Group (USA) Inc. (the “Adviser”), an investment adviser registered under the Investment Advisers Act of 1940, as amended (the “Investment Advisers Act”) pursuant to a second amended and restated investment management agreement between the Fund and the Adviser (the “Investment Management Agreement”). The board of managers of the Fund (the “Board”) has oversight responsibility for the management and supervision of the business operations of the Fund. As permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Fund, any committee of the Board, or the Adviser. The Fund’s investment objective is to seek attractive long-term capital appreciation by investing in a wholly owned diversified portfolio of private equity and debt investments. The Fund makes investments directly and through its wholly owned subsidiaries, Partners Group Private Equity (Subholding), LLC (the “Onshore Subsidiary”) and Partners Group Private Equity (Luxembourg) S.à r.l (the “Offshore Subsidiary”, and together with the Onshore Subsidiary, the “Subsidiaries”).

Units are offered only to investors that represent that they are an “accredited investor” within the meaning of Rule 501 under the 1933 Act, as amended, and a “qualified client” within the meaning of Rule 205-3 under the Investment Advisers Act. Purchasers of Units become members of the Fund (“Members”).

Prior to January 1, 2017, the Fund operated as a master fund in a master-feeder structure that included Partners Group Private Equity, LLC and Partners Group Private Equity (TEI), LLC (the “Service Feeder Funds”) and Partners Group Private Equity (Institutional), LLC and Partners Group Private Equity (Institutional TEI), LLC (the “Institutional Feeder Funds” and together with the “Service Feeder Funds”, the “Feeder Funds”). As of December 31, 2016, the master-feeder structure was reorganized, resulting in a single fund, the Fund, with two separate classes of Units (the “Reorganization”). Prior to the Reorganization, the Feeder Funds owned all of the limited liability company interests in the Fund. As part of the Reorganization, all of the then outstanding interests of the Fund were converted into (i) Class A Units in the case of a Service Feeder Fund and (ii) Class I Units in the case of an Institutional Feeder Fund. The financial statements (including the financial highlights) of the Feeder Funds, and other information about the Feeder Funds, can be obtained on the SEC’s website (http://www.sec.gov). The address of the SEC’s internet site is provided solely for the information of prospective investors and is not intended to be an active link. Following the Reorganization on December 31, 2016 at 11:59pm EST, each member of the Feeder Funds became a Member of the Fund. Effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Reorganization constituted a tax-free reorganization of the Fund under the Code.

The Fund offers two separate classes of Units designated as Class A Units (the “Class A Units”) and Class I Units (the “Class I Units”). While the Fund currently offers only two classes of Units, in the future it may offer additional classes of Units. The Class A Units and the Class I Units have, and each additional class of Units issued by the Fund, if any, will have different characteristics, particularly in terms of the sales charges that Members of any such class bear, and the distribution and service fees that are charged to such class. The Fund has received an exemptive order from the SEC with respect to the Fund’s multi-class structure. Class I is deemed to be the accounting survivor of the Reorganization.

Each class of Units represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of Units based on the relative net assets of each class to the total net assets of the Fund. Each class of Units differs in its distribution and service plan, if any, and certain other class-specific expenses.

2. Significant Accounting Policies

The Fund is an investment company and applies the guidance set forth in Accounting Standards Codification (“ASC”) 946, Financial Services—Investment Companies. The following is a summary of significant accounting and reporting policies used in preparing the consolidated financial statements.

a. Basis of Accounting

The Fund’s accounting and reporting policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”).

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

2. Significant Accounting Policies (continued)

b. Valuation of Investments

Investments held by the Fund include short-term investments, direct equity and debt investments in operating companies (“Direct Investments”) and primary and secondary investments in private equity funds (“Primary Investments” and “Secondary Investments”, respectively, and together, “Private Equity Fund Investments”; Direct Investments and Private Equity Fund Investments, collectively, “Private Equity Investments”).

The Adviser estimates the fair value of the Fund’s Private Equity Investments in conformity with U.S. GAAP and the Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board. As authorized by the Valuation Procedures, the Adviser values the Fund’s Private Equity Investments in consultation with its affiliates. The Valuation Procedures require evaluation of all relevant factors reasonably available to the Adviser and its affiliates at the time the Fund’s Private Equity Investments are valued.

Direct Investments

In assessing the fair value of the Fund’s non-traded Direct Investments in accordance with the Valuation Procedures, the Adviser uses a variety of methods such as the latest round of financing, earnings and multiple analysis, discounted cash flow and market data from third party pricing services, and makes assumptions that are based on market conditions existing at the end of each reporting period. Quoted market prices or dealer quotes for certain similar instruments are used for long-term debt investments where appropriate. Other techniques, such as option pricing models and estimated discounted value of future cash flows, are used to determine fair value for the remaining financial instruments. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Private Equity Fund Investments

The fair values of Private Equity Fund Investments determined by the Adviser in accordance with the Valuation Procedures are estimates. These estimates are net of management and performance incentive fees or allocations payable pursuant to the respective organizational documents of the Private Equity Fund Investments. Ordinarily, the fair value of a Private Equity Fund Investment is based on the net asset value of that Private Equity Fund Investment reported by its investment manager. If the Adviser determines that the most recent net asset value reported by the investment manager of a Private Equity Fund Investment does not represent fair value or if the manager of a Private Equity Fund Investment fails to report a net asset value to the Fund, a fair value determination is made by the Adviser in accordance with the Valuation Procedures. In making that determination, the Adviser will consider whether it is appropriate, in light of all relevant circumstances, to value such Private Equity Fund Investment at the net asset value last reported by its investment manager, or whether to adjust such value to reflect a premium or discount to such net asset value. Because of the inherent uncertainty of estimates, fair value determinations based on estimates may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

For each class of investment that includes investments that can never be redeemed with the investees, the Fund expects to receive distributions through the liquidation of the underlying assets of the investees at the end of the term of such Private Equity Fund Investment.

Daily Traded Investments

The fair values of financial instruments traded in active markets are based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Fund is the price within the bid-ask spread which is considered most representative of fair value at the end of the reporting period.

Investments for which no prices are obtained under the foregoing procedures, including those for which a price service supplies no quoted market price or a quoted market price that is believed by the Adviser not to reflect the fair value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers.

The Valuation Procedures are implemented by the Adviser and State Street Bank and Trust Company, as the Fund’s administer (the “Administrator”). Both the Adviser and the Administrator are subject to the oversight of, and report to, the Board. The Administrator monitors and reviews the methodologies of the various third-party pricing services that are employed by the Fund. The Adviser employs valuation techniques for Private Equity Investments held by the Fund, which include discounted cash flow methods and market comparables.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

2. Significant Accounting Policies (continued)

The Adviser and one or more of its affiliates act as investment advisers to clients other than the Fund. Accordingly, the valuation attributed to a Private Equity Investment held by the Fund and the valuation attributable to the same Private Equity Investment held by another client or of one of its affiliates might differ as a result of differences in accounting, regulatory and other factors applicable to the Fund and to such other client.

c. Cash and Cash Equivalents

Pending investment in Private Equity Investments and in order to maintain liquidity, the Fund holds cash, including amounts held in foreign currencies and short-term interest bearing deposit accounts. At times, those amounts may exceed applicable federally insured limits. The Fund has not experienced any losses in such accounts and does not believe that it is exposed to any significant credit risk on such accounts.

d. Foreign Currency Translation

The books and records of the Fund are maintained in U.S. Dollars. Generally, assets and liabilities denominated in currencies other than the U.S. Dollar are translated into U.S. Dollar equivalents using valuation date exchange rates, while purchases, realized gains and losses, income and expenses are translated at the transaction date exchange rates. As of March 31, 2019, the Fund’s investments denominated in foreign currencies were as follows:

Currency	Number of investments
Australian Dollars	7
Brazilian Reals	1
Canadian Dollars	4
Danish Krone	3
Euros	113
Hong Kong Dollars	2
Indian Rupees	2
Japanese Yen	3
Pounds Sterling	23
Singapore Dollar	2
Swedish Krona	1

The Fund does not isolate the portion of the results of operations due to fluctuations in foreign exchange rates from changes in fair values of the investments during the period.

e. Forward Foreign Currency Exchange Contracts

The Fund may enter forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into either as a hedge or as a cross hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline in value due to changes in foreign currency exchange rates. All forward foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the forward foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. Dollar.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

2. Significant Accounting Policies (continued)

During the year ended March 31, 2019, the Fund entered into 55 long forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Assets and Liabilities, the Fund had $6,576,973 in unrealized appreciation on forward foreign currency exchange contracts. As disclosed in the Consolidated Statement of Operations, the Fund had $45,695,388 in net realized gains (losses) and $5,190,088 change in net unrealized appreciation (depreciation) on forward foreign currency contracts. The outstanding forward foreign currency exchange contract amounts at March 31, 2019 are representative of contract amounts during the period.

f. Investment Income

The Fund records distributions of cash or in-kind securities on a Private Equity Investment at fair value based on the information contained in notices provided to the Fund when distributions on a Private Equity Investment are received. Thus, the Fund recognizes within the Consolidated Statement of Operations its share of realized gains or (losses) and the Fund’s share of net investment income or (loss) based upon information received about distributions on Private Equity Investments. Unrealized appreciation (depreciation) on investments within the Consolidated Statement of Operations includes the Fund’s share of unrealized gains and losses, realized undistributed gains/losses, and the Fund’s share of undistributed net investment income or (loss) on Private Equity Investments for the relevant period.

For certain Direct Investments, the Fund accounts for particular income received as other income and transaction income. The other income includes transfer fees, amendment fees, unfunded fees and any other income which is not categorized as an interest income. The transaction income is an extraordinary income for certain Direct Investments including break-up fees, directors’ fees, financial advisory fees, topping fees, investment banking fees, monitoring fees, organizational fees, syndication fees, and any other fees payable to the Fund with respect to any Direct Investments or unconsummated transactions.

g. Fund Expenses

The Fund bears all expenses incurred in the business of the Fund on an accrual basis, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees; accounting, auditing, and tax preparation fees; custodial fees; fees for line of credit; fees for data and software providers; costs of insurance; registration expenses; Board fees; and expenses of meetings of the Board.

h. Costs Relating to Purchases of Secondary Investments

Costs relating to purchases of Secondary Investments consist of imputed expenses relating to the amortization of deferred payments on Secondary Investments. Such expenses are recognized on a monthly basis until the due date of a deferred payment. At due date the net present value of such payment equals the notional amount due to the respective counterparty.

i. Income Taxes

The Fund recognizes tax positions in its consolidated financial statements only when it is more likely than not that the position will be sustained upon examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized upon settlement. The Fund reports any interest expense related to income tax matters in income tax expense, and any income tax penalties under expenses in the Consolidated Statements of Operations.

The Fund’s tax positions have been reviewed based on applicable statutes of limitation for tax assessments, which may vary by jurisdiction, and based on such review, the Fund has concluded that no additional provision for income tax is required in the Fund’s consolidated financial statements. The Fund is subject to potential examination by certain taxing authorities in various jurisdictions. The Fund’s tax positions are subject to ongoing interpretation of laws and regulations by taxing authorities.

Prior to January 1, 2017, for U.S. federal income tax purposes, the Fund was treated as a partnership, and each Member of the Fund (i.e., each Feeder Fund) was treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund. Accordingly, no U.S. federal, state or local income taxes were paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

2. Significant Accounting Policies (continued)

As noted above, effective December 31, 2016, the Fund filed an election with the Internal Revenue Service to be treated as an association taxable as a corporation for U.S. federal income tax purposes. Furthermore, effective January 1, 2017, the Fund elected to be treated for U.S. federal income tax purposes and intends to qualify annually, as a RIC under Subchapter M of the Code. If the Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Members, and all distributions out of earnings and profits would be taxable to Members as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC that is accorded special tax treatment under Subchapter M. The Fund intends to comply with the requirements under Subchapter M and to distribute substantially all of its taxable income and gains to Members and to meet certain diversification and income requirements with respect to its investments. The Onshore Subsidiary will continue to be treated as an association taxable as a corporation for U.S. federal income tax purposes. The Offshore Subsidiary will continue to be treated as an entity disregarded as separate from its sole owner, the Fund, for U.S. federal income tax purposes. As part of the process of preparing its consolidated financial statements, the Onshore Subsidiary is required to account for its estimate of income taxes for Federal and State purposes through the establishment of a deferred tax asset or liability. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. To the extent the Onshore Subsidiary has a deferred tax asset, consideration is given to whether or not a valuation allowance is required. The Offshore Subsidiary is not subject to U.S. federal and state income taxes.

The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by U.S. federal, state, local and foreign jurisdictions, where applicable. As of March 31, 2019, the tax years from the year 2015 forward remain subject to examination by the major tax jurisdictions under the statute of limitations.

The Fund reclassified $(106,610) from undistributed net investment income, $(12,819,949) of accumulated net realized gain (loss) on investments, forward foreign currency contracts and $0 of accumulated net unrealized appreciation on investments, forward foreign currency contracts and foreign currency translation, to paid-in capital during the fiscal year ended March 31, 2019. The reclassification reflected an adjustment to paid-in capital due to the change for federal income tax purposes from taxation as a partnership to taxation as a RIC.

There were no current or deferred taxes recognized for the Onshore Subsidiary and Offshore Subsidiary.

j. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period. Actual results can differ from those estimates.

k. Consolidated Financial Statements

The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statements of Changes in Net Assets, Consolidated Statement of Cash Flows and Consolidated Financial Highlights of the Fund include the accounts of the Subsidiaries. All significant intercompany accounts and transactions have been eliminated in consolidation.

l. Disclosures about Offsetting Assets and Liabilities

The Fund is subject to Financial Accounting Standards Board’s (“FASB”) Disclosures about Offsetting Assets and Liabilities which requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

2. Significant Accounting Policies (continued)

For financial reporting purposes, the Fund does not offset derivative assets and liabilities that are subject to Master Netting Agreements (“MNA”) or similar arrangements in the Consolidated Statement of Assets and Liabilities. The Fund has adopted the disclosure requirements on offsetting in the following table which presents the Fund’s derivative assets by type, net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of March 31, 2019:

Counterparty	Gross Amounts of Recognized Assets	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Collateral Pledged	Net Amount[1]
Bank of America	$3,644,293	$3,644,293	$3,644,293	$—	$3,644,293
Barclays Capital	$2,932,680	$2,932,680	$2,932,680	$—	$2,932,680

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

m. Recently Adopted Accounting Pronouncement

In October 2018, the SEC adopted the final rule under SEC release No. 33-10532, Disclosure Update and Simplification, amending certain disclosure requirements that were redundant, duplicative, overlapping, outdated or superseded. The Fund is no longer required to present components of distributable earnings on the Consolidated Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income in the Consolidated Statements of Changes in Net Assets.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework, to modify the disclosure requirements on fair value measurements. The provisions include several changes for disclosures including for unrealized gains/losses, movements with investments held as Level 3 fair value investments and information related to measurement uncertainties. Additionally provisions also include omission on transfer disclosures between investments held as Level 1 and Level 2 fair value investments and reduce disclosures on liquidation of investees assets. For all entities, the amendments for this update are effective for annual periods beginning after December 15, 2019. Certain provisions do require retrospective application upon adoption. The Adviser is currently evaluating the impact that the adoption of this standard will have on the Fund’s financial statements and related disclosures.

3. Fair Value Measurements

In conformity with U.S. GAAP, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. A three-tier hierarchy is used to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

Valuation of Investments

●

Level 1 – Pricing inputs are quoted prices available in active markets for identical investments as of the measurement date. The type of investments included in Level 1 include marketable securities that are primarily traded on a securities exchange or over-the-counter. The fair value is determined to be the last sale price on the determination date, or, if no sales occurred on any such date, the mean between the closing bid and ask prices on such date. The Fund does not apply a blockage discount to the quoted price for these investments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

3. Fair Value Measurements (continued)

●

Level 2 – Pricing inputs are other than quoted prices in active markets (i.e., Level 1 pricing) and fair value is determined through the use of models or other valuation methodologies through direct or indirect corroboration with observable market data. Investments which are generally included in this category include corporate notes, convertible notes, warrants and restricted equity securities. The fair value of legally restricted equity securities may be discounted depending on the likely impact of the restrictions on liquidity and the Adviser’s estimates.

●

Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment and/or estimation. Investments that are included in this category are equity and debt investments that are privately owned, as well as convertible notes and warrants that are not actively traded. The fair value for investments using Level 3 pricing inputs are based on the Adviser’s estimates that consider a combination of various performance measurements including the timing of the transaction, the market in which the investment operates, comparable market transactions, performance and projections and various performance multiples as applied to earnings before interest, taxes, depreciation and amortization or a similar measure of earnings for the latest reporting period and forward earnings, brokers quotes as well as discounted cash flow analysis.

The following table presents the Fund’s investments at March 31, 2019 measured at fair value. Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed.

The following is a summary of the Fund’s investments classified in the fair value hierarchy as of March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$132,061,966	$—	$—	$132,061,966
Direct Investments:
Direct Equity	17,315,798	74,048,352	1,800,447,634	1,891,811,784
Direct Debt	—	8,888,693	898,807,678	907,696,371
Total Direct Investments*	$17,315,798	$82,937,045	$2,699,255,312	$2,799,508,155
Secondary Investments*	—	—	305,940,739	305,940,739
Primary Investments*	—	—	484,226,457	484,226,457
Short-Term Investments	299,054,868	—	—	299,054,868
Total Investments	$448,432,632	$82,937,045	$3,489,422,508	$4,020,792,185
Other Financial Instruments
Assets
Foreign Currency Exchange Contracts**	$6,576,973	$—	$—	$6,576,973
Total Assets	$455,009,605	$82,937,045	$3,489,422,508	$4,027,369,158
Liabilities
Foreign Currency Exchange Contracts**	$—	$—	$—	$—
Total Liabilities	$—	$—	$—	$—
Net appreciation on Foreign Currency Exchange Contracts	$6,576,973	$—	$—	$6,576,973
Total Investments net of Foreign Currency Exchange Contracts	$455,009,605	$82,937,045	$3,489,422,508	$4,027,369,158

*	Private Equity Investments are detailed in Note 2.b.

**	Forward Foreign Currency Exchange Contracts are detailed in Note 2.e.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

3. Fair Value Measurements (continued)

The following is a reconciliation of the amount of the account balances on April 1, 2018 and March 31, 2019 of those investments in which significant unobservable inputs (Level 3) were used in determining value:

	Balance as of April 1, 2018	Realized gain/(loss)	Net change in unrealized appreciation/ (depreciation)	Gross purchases	Gross sales	Net amortization of discount/ (premium)	Net transfers in or out of Level 3	Balance as of March 31, 2019
Direct Investments:
Direct Equity Investments	$1,190,168,384	$123,620,640	$126,319,882	$615,383,256	$(208,375,680)	$—	$(46,668,848)	$1,800,447,634
Direct Debt Investments	717,722,152	356,445	(33,446,927)	451,789,208	(238,207,728)	594,528	—	898,807,678
Total Direct Investments*	$1,907,890,536	$123,977,085	$92,872,955	$1,067,172,464	$(446,583,408)	$594,528	$(46,668,848)	$2,699,255,312
Secondary Investments*	282,505,358	1,113,781	6,566,287	79,337,319	(63,582,006)	—	—	305,940,739
Primary Investments*	303,513,832	(55,797)	31,776,825	208,873,902	(59,882,305)	—	—	484,226,457
Total	$2,493,909,726	$125,035,069	$131,216,067	$1,355,383,685	$(570,047,719)	$594,528	$(46,668,848)	$3,489,422,508

Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur. For the year ended March 31, 2019, $46,668,848 was transferred from Level 3 to Level 2.

The amount of the net change in unrealized appreciation (depreciation) for the year ended March 31, 2019 relating to investments in Level 3 assets still held at March 31, 2019 is $178,099,465, which is included as a component of net change in accumulated unrealized depreciation on investments on the Consolidated Statement of Operations.

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

*

For the purposes of the tables above: “Direct Investments” are private investments directly into the equity or debt of selected operating companies, often together with the management of the investee operating company. Primary Investments are investments in newly established private equity partnerships where underlying portfolio companies are generally not known as of the time of investment. Secondary Investments involve acquiring single or portfolios of assets on the secondary market. Secondary Investments are Private Equity Fund Investments generally acquired in the secondary market. Notwithstanding the foregoing, if the Fund reasonably determines that the strict application of the above definitions would not reflect the economic substance of any Investment, the Fund may re-classify such Investment as it deems appropriate.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

3. Fair Value Measurements (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser for Level 3 Fair Value Measurements for investments held as of March 31, 2019:

Type of Security	Fair Value at March 31, 2019 (000’s)*	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Direct Investments:
Direct Equity	$16,598	Discounted cash flow	Discount factor	11.50% – 11.50% (11.50%)
	1,614,696	Market comparable companies	Enterprise value to EBITDA multiple	7.32 x – 19.25 x (13.42 x)
	256	Market comparable companies	Enterprise value to sales multiple	0.70 x – 1.43 x (1.43 x)
	5,714	Reported fair value	Reported fair value	n/a - n/a (n/a)
	2,238	Exit price	Recent transaction price	n/a - n/a (n/a)
	162,309	Recent financing/transaction	Recent transaction price	n/a - n/a (n/a)
Direct Debt	$285,406	Discounted cash flow	Discount factor	4.78% – 19.85% (8.79%)
	432,737	Broker quotes	Indicative quotes for an inactive market	n/a - n/a (n/a)
	6,558	Exit price	Recent transaction price	n/a - n/a (n/a)
	176,597	Recent financing/transaction	Recent transaction price	n/a - n/a (n/a)
Primary and Secondary Investments	$783,473	Adjusted reported net asset value	Reported net asset value	n/a - n/a (n/a)
	6,809	Adjusted reported net asset value	Fair value adjustments	n/a - n/a (n/a)

*	Level 3 fair value includes accrued interest.

Level 3 Direct Equity Investments valued by using an unobservable input factor are directly affected by a change in that factor. For Level 3 Direct Debt Investments, the Fund arrives at a fair value through the use of earnings and multiples analysis and a discounted cash flows analysis which consider credit risk and interest rate risk of the particular investment. Significant increases or decreases in these inputs in isolation would result in a significantly lower or higher fair value measurement.

4. Revolving Credit Agreement

Effective February 2, 2016, the Fund entered into a secured, committed multicurrency revolving line of credit (“LOC”) facility with Lloyds Bank Corporate Markets plc (successor of Lloyds Bank plc) and NatWest Markets plc (successor of The Royal Bank of Scotland plc) in the aggregate maximum principal amount of $150,000,000. On January 15, 2019, the Fund increased the LOC by $50,000,000, bringing the total commitments to $200,000,000. The Fund anticipates that this line of credit facility will be used primarily for working capital requirements and for financing investments and funding associated costs and expenses. The Fund will incur additional interest and other expenses with respect to the use of this and other future line of credit facilities. Borrowings are charged a rate of interest per annum which is the aggregate of the applicable margin and London Interbank Offered Rate (“LIBOR”) or, in relation to any loan in Euros, the Euro Interbank Offered Rate (“EURIBOR”), and a commitment fee of 1.20% per annum on the daily unused portion. For the year ended March 31, 2019, the Fund did not utilize this LOC and paid no interest on borrowings. There were no outstanding borrowings at March 31, 2019. In addition to the Commitment fees of 1.20% the Fund pays Arrangement fees (1.15% of the original total commitments and 0.60% on the subsequent increase), Agency fees of $25,000 per annum, Monitoring fees of $25,000 per annum and Trustee fees of $15,000 per annum. The Arrangement fees are disclosed as an asset amortized over the life of the LOC arrangement and expensed monthly on the Statement of Operations as a Line of Credit fees. The arrangement fees are paid in several installments with the first payment due on the date of the Facility Agreement followed by the first and second anniversary of the date of the contract.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

5. Unit Transactions/Subscription and Repurchase of Units

Units are generally offered for purchase as of the first day of each calendar month, except that Units may be offered more or less frequently as determined by the Board in its sole discretion.

Pursuant to the conditions of an exemptive order issued by the SEC, and in compliance with Rule 12b-1 under the Investment Company Act, the Fund has adopted a Distribution and Service Plan with respect to the Class A Units (the “Distribution Plan”). The Distribution Plan allows the Fund to pay distribution fees for the promotion and distribution of its Class A Units and the provision of personal services to holders of Class A Units. Under the Distribution Plan, the Fund may pay to the Fund’s placement agent other qualified recipients as compensation up to 0.70% on an annualized basis of the value of the Fund’s net asset attributable to Class A Units (the “Distribution Fee”). Payment of the Distribution Fee is governed by the Distribution Plan. The Distribution Fee is paid out of the Fund’s assets and decreases the net profits or increases the net losses of the Fund solely with respect to Class A Units. Class I Units are not subject to the Distribution Plan or the Distribution Fee and do not bear any expenses associated therewith. In addition, under the Distribution Plan, subscriptions for Class A Units may be subject to a placement fee (the “Placement Fee”) of up to 3.50% of the subscription amount. No Placement Fee may be charged without the consent of the placement agent.

The Board may, from time to time and in its sole discretion, cause the Fund to repurchase Units from Members pursuant to written tenders by Members at such times and on such terms and conditions as established by the Board. In determining whether the Fund should offer to repurchase Units, the Board considers the recommendation of the Adviser, as well as a variety of other operational, business and economic factors. The Adviser anticipates recommending to the Board that, under normal circumstances, the Fund conduct quarterly repurchase offers for Units having an aggregate value of no more than 5% of the Fund’s net assets on or about each January 1st, April 1st, July 1st and October 1st. A 2.00% early repurchase fee (the “Early Repurchase Fee”) will be charged by the Fund with respect to any repurchase of Units from a Member at any time prior to the day immediately preceding the first anniversary of the Member’s purchase of such Units. For all Units received in connection with the Reorganization, the prior holding period is tacked.

Transactions in Fund Units were as follows:

	For the Year Ended March 31, 2019		For the Year Ended March 31, 2018
	Units	Dollar Amounts	Units	Dollar Amounts
Class A Units
Sales	78,951,826	$442,626,596	58,215,064	$312,152,321
Reinvestments	17,463,210	95,296,735	13,117,779	70,569,716
Repurchases	(16,389,816)	(92,061,160)	(8,398,141)	(45,535,178)
Class exchanges	(1,673,003)	(9,293,258)	(6,870,446)	(37,112,028)
Net increase (decrease)	78,352,217	$436,568,913	56,064,256	$300,074,831
Class I Units
Sales	68,583,307	$385,330,016	84,795,113	$458,679,001
Reinvestments	16,512,189	90,208,897	12,152,892	65,428,738
Repurchases	(21,167,347)	(119,141,209)	(14,130,540)	(76,536,807)
Class exchanges	1,668,057	9,293,258	6,846,411	37,112,028
Net increase (decrease)	65,596,206	$365,690,962	89,663,876	$484,682,960

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

6. Management Fees, Incentive Fee and Fees and Expenses of Managers

Under the terms of the Investment Management Agreement the Adviser is responsible for providing day-to-day investment management and certain other services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board. Accordingly, the Adviser is responsible for developing, implementing and supervising the Fund’s investment program. Until December 31, 2016, in consideration for its investment management services under the Investment Management Agreement, the Fund paid the Adviser a monthly management fee equal to 1/12th of 1.25% (1.25% on an annualized basis) of the greater of (i) the Fund’s net asset value and (ii) the Fund’s net asset value less cash and cash equivalents plus the total of all commitments made by the Fund that have not yet been drawn for investment.

Effective with the Reorganization on January 1, 2017 the percentage in the above formula was increased from 1.25 to 1.50%. However, the Investment Management Agreement provides that in no event will the management fee exceed 1.75% as a percentage of the Fund’s net asset value. For the year ended March 31, 2019, the Fund accrued $60,408,431 in management fees to the Adviser.

In addition, until December 31, 2016, at the end of each calendar quarter (and at certain other times), an amount (the “Incentive Allocation”) equal to 10% of the excess, if any, of (i) the allocable share of the net profits of the Fund for the relevant period of each Member over (ii) the then balance, if any, of that Member’s Loss Recovery Account (as defined below) was debited from such Member’s capital account and credited to a capital account of the Adviser (or, to the extent permitted by applicable law, of an affiliate of the Adviser) in the Fund (the “Incentive Allocation Account”). The Incentive Allocation Account was maintained solely for the purpose of being allocated the Incentive Allocation and thus, the Incentive Allocation Account did not participate in the net profits or losses of the Fund.

Effective with the Reorganization January 1, 2017, at the end of each calendar quarter (and at certain other times), the Adviser will be entitled to receive an amount (the “Incentive Fee”) equal to 10% of the excess, if any, of (i) the net profits of the Fund for the relevant period over (ii) the then balance, if any, of the New Loss Recovery Account (as defined below). For the purposes of the Incentive Fee, the term “net profits” shall mean the amount by which the net asset value of the Fund on the last day of the relevant period exceeds the net asset value of the Fund as of the commencement of the same period, including any net change in unrealized appreciation or depreciation of investments and realized income and gains or losses and expenses. The Fund maintains a memorandum account (the “New Loss Recovery Account”), which had an initial balance of zero and will be (i) increased upon the close of each calendar quarter of the Fund by the amount of the net losses of the Fund for the quarter, and (ii) decreased (but not below zero) upon the close of each calendar quarter by the amount of the net profits of the Fund for the quarter. Members will benefit from the New Loss Recovery Account in proportion to their holdings of Units. For the year ended March 31, 2019, the Fund accrued $41,322,608 in Incentive Fees to the Adviser.

The Adviser has entered into an expense limitation agreement (the “Expense Limitation Agreement”) with the Fund, whereby the Adviser has agreed to waive fees that it would otherwise be paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual Expenses (excluding taxes, interest, brokerage commissions, certain transaction related expenses arising out of investments made by the Fund, extraordinary expenses, the Incentive Fee, and any acquired fund fees and expenses) do not exceed 3.00% on an annualized basis with respect to Class A Shares and 2.30% on an annualized basis with respect to Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Adviser may recoup amounts waived or assumed, provided it is able to effect such recoupment without causing the Fund’s expense ratio (after recoupment) to exceed the lesser of (a) the expense limit in effect at the time of the waiver, and (b) the expense limit in effect at the time of the recoupment. The Expense Limitation Agreement may be terminated by the Adviser or the Fund upon thirty days’ written notice to the other party. During the year ended March 31, 2019, the Fund did not accrue any fees pursuant to the Expense Limitation Agreement.

In consideration of the services rendered by each Manager who was not an “interested person” of the Fund, as defined by the Investment Company Act (each, an “Independent Manager”), effective January 1, 2019, the Fund pays each Independent Manager an annual retainer fee of $84,167. Prior to January 1, 2019, the Fund paid each Independent Manager an annual retainer fee of $80,667. The Managers do not receive any pension or retirement benefits. The Fund also reimburses the expenses of the Independent Managers in connection with their services as Managers.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

7. Affiliated Investments

Under Section 2(a)(3) of the Investment Company Act, a portfolio company is defined as “affiliated” with the Fund if the Fund owns five percent or more of its outstanding voting securities. The Fund held at least five percent of the outstanding voting securities of the following portfolio companies as of March 31, 2019:

	Shares/ Principal as of March 31, 2019	Fair Value as of March 31, 2018	Gross Additions(1)	Gross Reductions(2)	Realized Gains/ Losses	Change in Unrealized Gains (Losses)	Fair Value as of March 31, 2019	Affiliated Income/ accretion of discount
AAVAS Financiers Limited	5,713,047	$46,668,848	$—	$(17,599,305)	$12,362,407	$32,616,402	$74,048,352	$—
Astorg Co-Invest SGG, FCPI(3)	—	25,159,613	5,881,616	—	—	98,971	31,140,200	—
Camelia Investment 1 Limited	6,768,704,353	95,152,303	—	(40,965)	394	9,569,661	104,681,393	—
Capri Acquisitions Topco Limited*	65,007,484	91,567,823	—	—	—	18,005,193	109,573,016	—
ECP Holding Company, LLC	9,753,907	12,075,591	—	—	—	7,523,343	19,598,934	—
EQT Jaguar Co-Investment SCSp(3)	—	—	53,752,850	—	—	(455,835)	53,297,015	—
GlobalLogic Worldwide Holdings, Inc.	701,927	—	82,017,309	—	—	27,952,975	109,970,284	—
Huntress Co-Investment L.P., 1(3)	—	50,241,895	—	—	—	(5,264,069)	44,977,826	8,636,619
MHS Acquisition Holdings, LLC	7,172	7,591,302	—	—	—	(7,255,187)	336,115	—
MHS Blocker Purchaser L.P.(3)	—	29,621,397	—	—	—	13,657,248	43,278,645	—
Murra Warra Asset Hold Trust	11,608,867	—	12,759,727	—	—	518,362	13,278,089	—
Murra Warra Project Hold Trust	429,366	—	3,201,933	—	—	117,589	3,319,522	—
OHCP IV SF COI, L.P.(3)	—	21,760,000	1,360,285	—	—	1,869,923	24,990,208	—
Onecall Holdings, L.P.(3)	—	78,652,850	—	—	—	18,675,096	97,327,946	—
Polyusus Lux XVI S.a.r.l.	289,102,341	—	30,283,143	(127,264)	(2,012)	(1,202,091)	28,951,776	—
Quadriga Capital IV Investment Holding II L.P.(3)	—	22,953,912	1,805,787	—	—	3,913,870	28,673,569	—
Safe Fleet Holdings LLC(4)	2,958,000	2,106,563	896,669	(30,000)	(2,154)	(81,232)	2,889,846	150,466
SnackTime PG Holdings, Inc. (fka H-Food Holdings)	12	—	69,841,200	—	—	669,479	70,510,679	—
Sun Hydraulics Corporation(3)(5) (fka Capvis IV Co-Investors Faster L.P.)	—	47,441,787	—	(47,531,556)	30,043,099	(29,953,330)	—	355
Total Non-Controlled Affiliates		$530,993,884	$261,800,519	$(65,329,090)	$42,401,734	$90,976,368	$860,843,415	$8,787,440

(1)

Gross additions may include increases in the cost basis of investments resulting from new portfolio investments, the accretion of discounts and the exchange of one or more existing securities for one or more new securities.

(2)

Gross reductions may include decreases in the cost basis of investments resulting from principal collections related to investment repayments or sales and the exchange of one or more existing securities for one or more new securities.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

7. Affiliated Investments (continued)

(3)	Investment does not issue shares.

(4)	This investment is associated with OHCP IV SF COI, L.P.

(5)	Investment was exited during the fiscal year ended March 31, 2019.

*

The financial statements for the period ended March 31, 2018 incorrectly omitted this investment as an affiliate. Fund management has evaluated the impact of this omission on the previously issued financial statements as of and for the year ended March 31, 2018 taken as a whole and concluded that such financial statements were not materially misstated. However, in order to correctly present affiliated investments, the above table has been revised to appropriately reflect the investment as an affiliated investment as of March 31, 2018. The March 31, 2018 financial statements will be revised to correct for this omission the next time filed.

8. Accounting and Administration Agreement

The Administrator serves as administrator and accounting agent to the Fund and provides certain accounting, record keeping and investor related services pursuant to an Accounting and Administration Agreement between the Fund and the Administrator. For these services the Administrator receives a fixed monthly fee, based upon average net assets, fees on portfolio transactions, as well as reasonable out of pocket expenses. For the year ended March 31, 2019, the Fund accumulated $3,274,426 in administration and accounting fees.

9. Investment Transactions

Total purchases of investments for the year ended March 31, 2019 amounted to $1,415,705,740. Total distribution proceeds from sale, redemption, or other disposition of investments for the year ended March 31, 2019 amounted to $677,104,794. Total purchases and sales of short-term investments amounted to $871,370,048 and $899,915,715, respectively, for the year ended March 31, 2019. The cost of investments for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from such investments. The Fund relies upon actual and estimated tax information provided by the managers of the investments as to the amounts of taxable income allocated to the Fund as of March 31, 2019.

10. Indemnification

In the normal course of business, the Fund may enter into contracts that provide general indemnification. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund under such agreements, and therefore cannot be established; however, based on management’s experience, the risk of loss from such claims is considered remote.

11. Commitments

As of March 31, 2019, the Fund had funded $4,671,456,407 or 84.5% of the $5,531,340,642 of its total commitments to Private Equity Investments. With respect to its (i) Direct Investments it had funded $3,458,391,653 of $3,541,663,587 in total commitments, (ii) Secondary Investments it had funded $666,664,917 of $727,964,141 in total commitments, and (iii) Primary Investments it had funded $546,399,837 of $1,261,712,914 in total commitments, in each case, as of March 31, 2019.

12. Risk Factors

An investment in the Fund involves significant risks, including industry risk, liquidity risk, interest rate risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Fund invests substantially all of its available capital in Private Equity Investments. Typically, these investments are in restricted securities that are not traded in public markets and subject to substantial holding periods, so that the Fund may not be able to resell some of its holdings for extended periods, which may be several years. The Fund may have a concentration of investments in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Fund. The Fund’s investments are also subject to the risk associated with investing in private equity securities. The investments in private securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Fund will be able to realize the value of such investments in a timely manner. Private Equity Fund Investments are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Private Equity Fund Investments. As a consequence of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

12. Risk Factors (continued)

Investments in Fund Units provide limited liquidity because Members will not be able to redeem Units on a daily basis because the Fund is a closed-end fund. Therefore, an investment in the Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Units and should be viewed as a long-term investment. No guarantee or representation is made that the Fund’s investment objective will be met.

13. Tax Information

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations.

The tax year of the Fund is the 12-month period ending on October 31.

For the tax year ended October 31, 2018, the Fund’s aggregate investment unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

	Investments	Forward Foreign Currency Contracts
Tax Cost	$3,599,298,417	$464,277,457
Gross unrealized appreciation	194,067,825	6,576,973
Gross unrealized depreciation	(42,048,723)	—
Net unrealized investment appreciation	$152,019,102	$6,576,973

For the tax year ended October 31, 2018, the Fund made the following permanent book tax differences and reclassifications:

Paid in capital excess of par value	$59,027,556
Distributions in excess of net investment income	(81,129,286)
Accumulated realized gain (loss)	22,101,730

For the tax year ended October 31, 2018, the Fund’s tax year end components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income	$—
Net Tax Appreciation/(Depreciation)	151,896,594
Undistributed Capital Gains	156,013,961

The tax character of distributions for the tax years ended October 31, 2018 and 2017, was as follows:

	2018	2017
Ordinary income	$30,949,983	$76,374,147
Long-term capital gains	170,117,939	68,863,304

ASC Topic 740, “Accounting for Uncertainty in Income Taxes” (“ASC 740”) provides guidance on the accounting for and disclosure of uncertainty in tax position. ASC 740 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Based on its analysis of its tax position for all open tax years (the current and prior years, as applicable), the Adviser has concluded that the Fund does not have any uncertain tax positions that met the recognition or measurement criteria of ASC 740. Such open tax years remain subject to examination and adjustment by tax authorities.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Notes to Consolidated Financial Statements – March 31, 2019 (continued)

14. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund and determined that there were no subsequent events that require disclosure in the consolidated financial statements.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Expenses — for the period from October 1, 2018 through March 31, 2019 (Unaudited)

Example: As a Member, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The actual and hypothetical expense Examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the year ended March 31, 2019.

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the Members reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Actual
Class A Units	$1,000.00	$1,041.40	$20.00	3.93%
Class I Units	$1,000.00	$1,045.10	$16.32	3.20%

	Beginning Account Value (10/01/18)	Ending Account Value (03/31/19)	Expenses Paid During the Period*	Annualized Net Expense Ratio**
Hypothetical (5% annual return before expenses)
Class A Units	$1,000.00	$1,005.30	$19.65	3.93%
Class I Units	$1,000.00	$1,009.00	$16.03	3.20%

*

Expenses are calculated using to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per unit determined at the opening of business on October 1, 2018.

**	Annualized ratio of expenses to average net assets for the period from October 1, 2018 through March 31, 2019. The expense ratio includes the effect of expenses waived or reimbursed by the Adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Management (Unaudited)

INDEPENDENT MANAGERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS** HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER***
James F. Munsell Year of Birth: 1941 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas, 37th Floor New York, NY 10036	Chairman and Manager	Since inception	Senior Counsel, Cleary Gottlieb Steen & Hamilton LLP (2001-Present); Senior Managing Director, Brock Capital Group LLC (2008-Present).	2
Robert J. Swieringa Year of Birth: 1942 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas, 37th Floor New York, NY 10036	Manager	Since inception	Professor of Accounting, S.C. Johnson Graduate School of Management at Cornell University (1997-2015); Professor Emeritus of Accounting, S.C. Johnson Graduate School of Management at Cornell University (2015-Present); Director, The General Electric Company (2002-2016).	2
Lewis R. Hood, Jr.**** Year of Birth: 1956 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Manager	Since October 2017	Retired; Managing Director and Chief Investment Officer (CIO Emeritus from 2014), ERISA Plans, Prudential Insurance Company of America (2002-2015).	2
Stephen G. Ryan**** Year of Birth: 1959 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas 37th Floor New York, NY 10036	Manager	Since October 2017	Professor of Accounting, Stern School of Business, New York University (1995-Present).	2

*	Each Manager serves an indefinite term, until his or her successor is elected.

**

Includes any company with a class of securities registered pursuant to Section 12 of the Exchange Act of 1934, as amended (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the Investment Company Act.

***	The Fund Complex consists of Partners Group Private Equity (Master Fund), LLC and Partners Group Private Income Opportunities, LLC.

****	Served as a Special Advisor to the Board from December 2016 to October 2017. Special Advisors to the Board attended meetings of the Board and acted as non-voting participants.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Fund Management (Unaudited) (continued)

INTERESTED MANAGERS AND OFFICERS
NAME, ADDRESS AND YEAR OF BIRTH	POSITION(S) HELD WITH THE FUND	TERM OF OFFICE* AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS AND OTHER DIRECTORSHIPS** HELD BY MANAGER	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY MANAGER***
Robert Collins**** Year of Birth: 1976 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas, 37th Floor New York, NY 10036	Manager, President	Indefinite length—since September 2016 as Manager and since September 2014 as President	Managing Director, Partners Group (2012–Present); Partners Group (2005–Present).	2
Justin Rindos Year of Birth: 1984 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas, 37th Floor New York, NY 10036	Chief Financial Officer	Indefinite length—since September 2014	Senior Vice President, Partners Group (2017–Present); Partners Group (2010–Present).	2
Brian Kawakami Year of Birth: 1950 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas, 37th Floor New York, NY 10036	Chief Compliance Officer	Indefinite length—since December 2013	Partner, Ascendant Compliance Management, Inc. (2009–2015); Manager, Brian Kawakami LLC (2015–Present).	2
Oliver Jimenez Year of Birth: 1972 c/o Partners Group (USA) Inc. 1114 Avenue of the Americas, 37th Floor New York, NY 10036	Secretary	Indefinite length—since September 2014	Senior Vice President, Partners Group (2014–Present); Chief Compliance Officer, Partners Group (USA) Inc. (2014–Present); Partners Group (2014–Present); Chief Compliance Officer, Platinum Management (2007–2014).	2

*	Each Manager serves an indefinite term, until his or her successor is elected.

**

Includes any company with a class of securities registered pursuant to Section 12 of the Exchange Act or subject to the requirements of Section 15(d) of the Exchange Act or any company registered under the Investment Company Act.

***	The Fund Complex consists of Partners Group Private Equity (Master Fund), LLC and Partners Group Private Income Opportunities, LLC.

****	Mr. Collins is deemed an “interested person” of the Fund due to his position as a Managing Director of the Adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing is available: (i) without charge, upon request, by calling 1-877-748-7209 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q (or as an exhibit to its reports on Form N-Q’s successor form, Form N-PORT). The Fund’s Forms N-Q and Forms N-PORT are available on the SEC’s website at www.sec.gov.

Federal Tax Information

For the tax year ended October 31, 2018, the amount of long-term capital gains designated by the Fund was $170,117,939.

Approval of Investment Management Agreement

At a meeting of the Board held on December 13, 2018, the Board, including a majority of the Independent Managers, approved by a unanimous vote the continuation of the Second Amended and Restated Investment Management Agreement (the “Agreement”).

In advance of the meeting, the Independent Managers requested and received extensive materials from the Adviser to assist them in considering the approval of the Agreement. The materials provided by the Adviser included detailed comparative information relating to the performance, advisory fees and other expenses of the Fund.

The Board engaged in a detailed discussion of the materials with management of the Adviser. The Independent Managers then met separately with independent counsel to the Independent Managers for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Agreement.

Discussion of Factors Considered

The Independent Managers considered, among other things: (1) the nature and quality of the advisory services rendered, including, the complexity of the services provided; (2) the experience and qualifications of the personnel that provide such services; (3) the fee structure and the expense ratios in relation to those of other investment companies having comparable investment policies and limitations; (4) the direct and indirect costs incurred by the Adviser and its affiliates in performing advisory services for the Fund, the basis of determining and allocating these costs, and the profitability to the Adviser and its affiliates in performing such services; (5) possible economies of scale arising from any anticipated growth of the Fund and the extent to which these would be passed on to the Fund; (6) other compensation or possible benefits to the Adviser and its affiliates arising from their advisory and other relationships with the Fund; (7) possible alternative fee structures or bases for determining fees; (8) the fees charged by the Adviser and other investment advisers to similar clients and in comparison to industry fees for similar services; and (9) possible conflicts of interest that the Adviser may have with respect to the Fund.

The Independent Managers concluded that the nature, extent and quality of the services provided by the Adviser to the Fund is appropriate and consistent with the terms of the limited liability company agreement of the Fund, that the quality of those services is consistent with industry norms and that the Fund benefits from the Adviser’s management of the Fund’s investment program.

The Independent Managers noted that the performance of the Fund had been positive since inception and had lower volatility than public markets.

The Independent Managers also concluded that the Adviser had sufficient personnel with the appropriate education and experience to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel. The Independent Managers noted that the Adviser is part of a larger investment advisory group that advises other funds and individual investors with respect to private equity investments and that relationship may make available to the Fund investment opportunities that would not be available to the Fund if the Adviser was not the Fund’s investment adviser.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

The Independent Managers considered the costs of the services provided by the Adviser, and the compensation and benefits received by the Adviser in providing services to the Fund. The Independent Managers reviewed the financial statements of the Adviser and the Adviser’s parent and a profitability analysis of the Adviser, considered any direct or indirect revenues that could be received by affiliates of the Adviser, and concluded that the Adviser’s fees and profits were reasonable in relation to the nature and quality of the services provided to the Fund, taking into account the fees charged by other advisers for managing comparable funds. The Independent Managers also concluded that the overall expense ratio of the Fund were reasonable, taking into account the size of the Fund and the quality of services provided by the Adviser.

The Independent Managers considered the extent to which economies of scale could be realized and whether fee levels would reflect those economies, noting that as the Fund grows, economies of scale would be realized.

The Independent Managers considered all factors and no one factor alone was deemed dispositive.

Conclusion

The Independent Managers, separately, and the Board as a whole, determined that the information presented provided a sufficient basis upon which to approve the Agreement and that the compensation and other terms of the Agreement were in the best interests of the Fund and its members.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

Privacy Policy

FACTS	WHAT DOES PARTNERS GROUP PRIVATE EQUITY (MASTER FUND), LLC DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● account balances

● account transactions

● transaction history

● wire transfer instructions

● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Partners Group Private Equity (Master Fund), LLC chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Partners Group Private Equity (Master Fund), LLC share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We do not share
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share
For our affiliates to market to you	No	We do not share
For nonaffiliates to market to you	No	We do not share

Questions?	Call 1-877-748-7209

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

Privacy Policy (continued)

What we do
How does Partners Group Private Equity (Master Fund), LLC protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Partners Group Private Equity (Master Fund), LLC collect my personal information?

We collect your personal information, for example, when you

● open an account

● provide account information

● give us your contact information

● make a wire transfer

● tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

European Union’s General Data Protection Regulation

In addition to the above information, where applicable, you have the following rights under the European Union’s General Data Protection Regulation (“GDPR”) and U.S. Privacy Laws, as applicable and to the extent permitted by law, to

● Check whether we hold personal information about you and to access such data (in accordance with our policy)

● Request the correction of personal information about you that is inaccurate

● Have a copy of the personal information we hold about you provided to you or another “controller” where technically feasible

● Request the erasure of your personal information

● Request the restriction of processing concerning you

The legal grounds for processing of your personal information is for contractual necessity and compliance with law.

If you wish to exercise your rights, please contact:

Partners Group Private Equity (Master Fund), LLC

1114 Avenue of the Americas

37th Floor

New York, New York 10036

Attn: Chief Compliance Officer

You are required to ensure the personal information we hold about you is up-to-date and accurate and you must notify us of any changes to the personal data you provided to us.

Partners Group Private Equity (Master Fund), LLC

(a Delaware Limited Liability Company)

Other Information (Unaudited) (continued)

Privacy Policy (continued)

We retain your personal information for a period of at least five (5) years from the date on which you first invested in the Partners Group Private Equity (Master Fund), LLC for which personal data was provided or the date when you fully redeemed your investment. Thereafter, your personal information will be deleted (or otherwise erased or de-identified) any such personal data except as required or permitted by applicable law or regulation.

You also have the right to lodge a complaint with the appropriate regulatory authority with respect to issues you may have.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Our affiliates include companies with a Partners Group name, such as Partners Group (USA) Inc., investment adviser to the Fund and other funds, and Partners Group AG.

Controller

“Controller” means the natural or legal person, public authority, agency or other body which, alone or jointly with others, determines the purposes and means of the processing of personal data; where the purposes and means of such processing are determined by European Union or European Member State law, the controller or the specific criteria for its nomination may be provided for by European Union or European Member State law.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Partners Group Private Equity (Master Fund), LLC does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Partners Group Private Equity (Master Fund), LLC does not jointly market.

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ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) During the period covered by this report, the registrant amended its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (a “Covered Officer”), to, in addition to certain administrative changes, clarify which conflict of interest situations must be approved by the registrant's Chief Compliance Officer with respect to a Covered Officer's service as a director on the board of any public or private company.

(d) The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of managers has determined that Mr. Robert J. Swieringa is qualified to serve as the audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $575,000 for 2018 and $503,000 for 2019.

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2018 and $0 for 2019. The fees listed in item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2018 and $0 for 2019.

All Other Fees

(d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant other than the services reported in paragraphs (a) through (c) of this Item are $304,199 for 2018 and $747,055 for 2019.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant's audit committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 100%

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $304,199 for 2018 and $747,055 for 2019.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

PROXY VOTING POLICY

Investment advisers registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between the adviser’s interests and those of its clients; (b) to disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

Partners Group (USA) Inc. (the “Adviser”) is the investment manager to the Partners Group Private Equity (Master Fund), LLC (the “Fund”). All proxy voting responsibilities of the Fund are performed by the Adviser, with the assistance of the Administrator of the Fund. The Adviser utilizes Glass Lewis Europe Limited, a subsidiary of Glass Lewis & Co. ("Proxy Firm"), to administer the voting of the Fund's proxies.

This policy is designed to address the Adviser’s obligations with respect to the Fund under Rule 206(4)-6 of the Advisers Act.

The Adviser shall vote the proxies appurtenant to all shares of corporate stock or ownership interest owned by the Fund for which it serves as adviser, and the Adviser shall vote said proxies in accordance with the proxy voting policies set forth herein.

1.	Scope of Policy

The Adviser acts as fiduciary in relation to the portfolio of the Fund and the assets thus entrusted to the Adviser’s management. Where the assets placed in the Adviser’s care include shares of corporate stock or ownership interest, and except where the Fund has expressly reserved to itself or another party the duty to vote proxies, it is the Adviser’s duty as a fiduciary to vote all proxies relating to such shares.

The Adviser has an obligation to vote all proxies received from shares of corporate stock or ownership interest owned by its client accounts in the best interests of those clients.1 In voting these proxies, the Adviser may not be motivated by, or subordinate the Fund's interests, to its own objectives or those of persons or parties unrelated to the Fund. The Adviser will endeavor to exercise all appropriate and lawful care, skill, prudence and diligence in voting proxies, and shall vote all proxies relating to shares or ownership interests owned by the Fund and received by the Adviser. The Adviser shall not be responsible, however, for voting proxies that it does not receive in sufficient time to respond.

In order to carry out its responsibilities in regard to voting proxies, the Adviser will seek to track all shareholder/interest holder meetings convened by companies whose shares are held in the Fund, identify all material issues presented to shareholder/interest holders at such meetings, formulate a reasonable position on each such issue and ensure that proxies pertaining to all shares or ownership interests owned in client accounts are voted in accordance with such determinations.

In addition, the Adviser has engaged the services of the Proxy Firm, an independent third party, to cast proxy votes according to the Adviser’s established guidelines. The Proxy Firm will be required to promptly notify the Adviser of any proxy issues that do not fall under the guidelines set forth below. The Adviser does not believe that conflicts of interest will generally arise in connection with its proxy voting policies.

2.	Proxy Guidelines

The Adviser’s general policy is to support proposals that maintain or enhance (i) the economic value of the issuer and (ii) the rights and interests of shareholders/interest holders, and to oppose proposals that are inconsistent with these objectives. Accordingly, proxy proposals are typically handled as set forth below, provided that the Adviser may deviate from such general guidelines if it reasonably determines that doing so is in the best interest of shareholders/ interest holders in a particular case.

I.	Election of Board of Directors

•	The Adviser will generally vote in support of management’s nominees for the board of directors, and in favor of proposals that support board independence.

II.	Appointment of Independent Auditors

•	The Adviser will generally support the recommendation of the relevant board of directors.

III.	Issues of Corporate Structure and Shareholder/Interest Holder Rights

•	The Adviser generally supports proposals designed to maintain or enhance shareholder/interest holder rights and/or value, such as the following:

1	For purposes of this policy, opportunities to vote on matters raised in connection with the Fund investments or direct private investments are considered to be proxies.

o	Management proposals for approval of stock/interest repurchase programs or stock splits (including reverse splits).

o	Proposals supporting shareholder/interest holders rights (i) to vote on shareholder/interest holder rights plans (poison pills), (ii) to remove supermajority voting provisions and/or (iii) to call special meetings and to act by written consent.

•	The Adviser does not support obstacles erected by corporations to prevent mergers or takeovers, as it considers that such actions may depress the corporation’s marketplace value. Accordingly, the Adviser generally votes against management on proposals such as the following:

o	Anti-takeover and related provisions that serve to prevent the majority of shareholder/interest holders from exercising their rights or effectively deter appropriate tender offers and other offers.

o	Shareholder/interest holder rights plans (poison pills) that allow the board of directors to block appropriate offers to shareholder/interest holders or which trigger provisions preventing legitimate offers from proceeding.

o	Reincorporation in a jurisdiction which has more stringent anti-takeover and related provisions.

o	Change-in-control provisions in non-salary compensation plans, employment contracts, and severance agreements which benefit management and would be costly to shareholder/interest holders if triggered.

o	Establishment of classified boards of directors.

•	The Adviser generally votes against management on proposals such as the following, which have potentially substantial financial or best interest impact:

o	Capitalization changes that add “blank check” classes of stock or classes that dilute the voting interests of existing shareholder/interest holders.

o	Amendments to bylaws which would require super-majority shareholder/interest holder votes to pass or repeal certain provisions.

o	Elimination of shareholder/interest holders’ right to call special meetings.

o	Excessive compensation.

o	“Other business as properly comes before the meeting” proposals which extend “blank check” powers to those acting as proxy.

o	Proposals requesting re-election of insiders or affiliated directors who serve on audit, compensation, and nominating committees.

IV.	Mergers and Acquisitions

•	The Adviser evaluates Mergers and Acquisitions on a case-by-case basis, and will use its discretion to vote in a manner that it believes will maximize shareholder/interest holder value.

V.	Executive and Director Equity-Based Compensation

•	The Adviser is generally in favor of properly constructed equity-based compensation arrangements. The Adviser will support proposals that provide management with the ability to implement compensation arrangements that are both fair and competitive. However, the Adviser may oppose management proposals that could potentially significantly dilute shareholder/interest holders’ ownership interests in the corporation, or which it considers unreasonable.

VI.	Corporate Social and Policy Issues

•	With respect to the wide variety of corporate and social policy issues for which voting may be required, the Adviser generally supports proposals that are designed to enhance the economic value of the issuer, provided such policies are not inconsistent with the principles of socially responsible investing adopted by the Adviser.

VII.	Matters Arising in Respect of Private Market Investments

•	Matters arising in respect of direct investments will be considered on a case-by-case basis. The Adviser will vote on or consent to such matters in a manner that is consistent with the general policy and principles outlined above. The basis for the voting decision and any recommendation the Adviser may receive from its affiliates or advisers, including the basis for the determination that the decision is in the best interests of the Fund and the Adviser’s other clients, shall be formalized in writing.

3.	Conflicts

From time to time, the Adviser will review a proxy which presents a potential material conflict. As a fiduciary to its clients, the Adviser takes these potential conflicts very seriously. While the Adviser’s only goal in addressing any such potential conflict is to ensure that proxy votes are cast in the clients’ best interests and are not affected by the Adviser’s potential conflict, there are a number of courses the Adviser may take including, but not limited to, delegating the vote to the Proxy Firm. The final decision about which course to follow shall be made by the Adviser’s investment committee.

When the matter clearly corresponds to one of the proposals enumerated above, casting a vote which simply follows the Adviser’s pre-determined policy would eliminate the Adviser’s discretion on the particular issue and hence avoid the conflict.

In other cases, where the matter presents a potential material conflict and is not clearly within one of the enumerated proposals, or is of such a nature that the Adviser believes more active involvement is necessary, the Adviser may delegate the vote to the Proxy Firm to determine the appropriate vote.

Alternatively, in certain situations the Adviser’s investment committee may determine that delegating the vote to the Proxy Firm is unfeasible, impractical or unnecessary. In such situations, the investment committee shall make a decision about the voting of the proxy. The basis for the voting decision, and any recommendation the Adviser may receive from its affiliates or advisers, including the basis for the determination that the decision is in the best interests of the Fund and the Adviser’s other clients, shall be formalized in writing.

4.	Proxy Voting Procedures

The following describes the standard procedures that are to be followed with respect to carrying out the Adviser's proxy policy. The execution of these procedures may be delegated in whole or in part.

1.	When a proxy vote is called for, all relevant information in the proxy materials will be recorded by the Adviser in a database.

2.	The Adviser will confirm the Fund's holdings of the securities and that the Fund is eligible to vote.

3.	The Adviser will review the proxy and if necessary compile information relating to such proxy. The Adviser will consider whether there are any conflicts or other issues that warrant the delegating the vote to the Proxy Firm.

4.	In determining how to vote, the Adviser will consider the guidelines set forth above, the Adviser’s knowledge of the company, and the recommendations (if any) put forth by the Proxy Firm or an affiliate.

5.	The Adviser will maintain the documentation that supports its voting position. In particular, as to non-routine, materially significant or controversial matters, such documentation will describe the position taken, why that position is in the best interest of the Fund, an indication of whether the Adviser supported or did not support management and/or any other relevant information.

6.	After the proxy is completed but before it is returned to the issuer and/or its agent, the Adviser may review the proxy to determine that the appropriate documentation has been created, including conflict of interest screening.

7.	The Adviser will endeavor to submit its vote on all proxies in a timely fashion, in sufficient time for the vote to be lodged to the extent the Adviser has had an opportunity to follow its Proxy Policy.

8.	The Adviser will retain (i) a copy of each proxy statement that the Adviser receives regarding the Fund's securities; (ii) a record of each vote cast by the Adviser on behalf of the Fund; (iii) a copy of any document created by the Adviser that was material to making a decision how to vote proxies on behalf of the Fund or that memorializes the basis for that decision; (iv) a copy of each written client request for information on how the Adviser voted proxies on behalf of the Fund, and (v) a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting Fund investor.

9.	The Adviser will periodically review these policies and procedures to ensure compliance.

5.	Obtaining proxy voting information

To obtain information on how the Adviser voted proxies, Fund investors may contact:

Partners Group Private Equity (Master Fund), LLC

1114 Avenue of the Americas, 37th Floor

New York, NY 10036

Attn:	Chief Compliance Officer

Re:	Proxy voting information request

6.	Recordkeeping

The Fund and Adviser shall retain their (i) proxy voting policies and procedures; (ii) proxy statements received regarding portfolio securities of the Fund; (iii) records or votes it casts on behalf of the Fund; (iv) records of Fund investor requests for proxy voting information and responses to such requests, and (v) any documents prepared by the Adviser that are material in making a proxy voting decision. Such records may be maintained with a third party, such as the Proxy Firm, that will provide a copy of the documents promptly upon request.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

The following table provides biographical information about the members of the Investment Committee of Partners Group (USA) Inc. (the "Adviser"), who are primarily responsible for the day-to-day portfolio management of the Partners Group Private Equity (Master Fund), LLC as of June 7, 2019:

Name of Investment Committee Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Investment Committee Member
Hal Avidano	Managing Director	Since 2016	Managing Director (2017-Present) Senior Vice President, Partners Group (2013-2017); Partners Group (2008-Present).	Portfolio Management
Robert M. Collins	Managing Director	Since 2014	Managing Director, Partners Group (2012-Present); Partners Group (2005-Present); Director, Partners Group (Canada) Inc. (2019-Present); Director, Partners Group (USA) Impact (2014-Present).	Portfolio Management
Scott Essex	Partner	Since Inception	Partner, Partners Group (2016-Present); Partners Group (2007-Present); Director, Partners Group (US) Management CLO LLC (2018-Present).	Portfolio Management
Adam Howarth	Managing Director	Since 2009*	Managing Director, Partners Group (2013-Present); Partners Group (2007-Present); Director, Partners Group (USA) Inc. (2018-Present).	Portfolio Management
Joel Schwartz	Partner	Since 2015	Partner, Partners Group (2017-Present); Director, Partners Group (USA) Inc. (2014-Present).	Portfolio Management
Anthony Shontz	Managing Director	Since 2012	Managing Director, Partners Group (2015-Present); Partners Group (2007-Present); Director, Partners Group (USA) Inc. (2018-Present).	Portfolio Management

*	Mr. Howarth served as a portfolio manager for the registrant from 2009-2011 and as deputy portfolio manager from 2014-2018.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Partners Group Private Equity (Master Fund), LLC, for which the members of the Investment Committee of the Investment Adviser are jointly and primarily responsible for the day-to-day portfolio management as of March 31, 2019:

	Number of Other Accounts Managed and Total Value of Assets by Account Type for Which There is No Performance-Based Fee			Number of Other Accounts and Total Value of Assets for Which Advisory Fee is Performance-Based
	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Hal Avidano	Zero accounts	Zero accounts	Zero accounts	One registered investment company with a value of $71.152 million	Four pooled investment vehicles with a value of $266.613 million	Thirty accounts with a value of $4.107 billion
Robert M. Collins	Zero accounts	Zero accounts	Zero accounts	One registered investment company with a value of $71.152 million	Four pooled investment vehicles with a value of $266.613 million	Thirty accounts with a value of $4.107 billion
Scott Essex	Zero accounts	Zero accounts	Zero accounts	One registered investment company with a value of $71.152 million	Four pooled investment vehicles with a value of $266.613 million	Thirty accounts with a value of $4.107 billion
Adam Howarth	Zero accounts	Zero accounts	Zero accounts	One registered investment company with a value of $71.152 million	Four pooled investment vehicles with a value of $266.613 million	Thirty accounts with a value of $4.107 billion
Joel Schwartz	Zero accounts	Zero accounts	Zero accounts	One registered investment company with a value of $71.152 million	Four pooled investment vehicles with a value of $266.613 million	Thirty accounts with a value of $4.107 billion
Anthony Shontz	Zero accounts	Zero accounts	Zero accounts	One registered investment company with a value of $71.152 million	Four pooled investment vehicles with a value of $266.613 million	Thirty accounts with a value of $4.107 billion

Potential Conflicts of Interests

Members of the Portfolio Management Team are involved in the management of other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles. Members of the Portfolio Management Team may manage separate accounts or other pooled investment vehicles that may have materially higher or different fee arrangements than the Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.

The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. The Adviser seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and reasonable manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members

The Adviser is a wholly-owned subsidiary of Partners Group Holding AG (“Partners Group Holding”) and an affiliate of Partners Group AG, the principal operating subsidiary of Partners Group Holding. Partners Group Holding is a listed company with major ownership by its employees. The ownership structure is designed to motivate and retain employees.

The Portfolio Management Team and other employees of the Adviser are compensated with a fixed annual salary, which is typically supplemented by an annual bonus based on individual and team based performance. Key professionals, including the Portfolio Management Team, are additionally compensated through equity participation in Partners Group Holding.

This equity ownership is structured in a manner designed to provide for long-term continuity. Accordingly, the vesting parameters of equity incentives are rather stringent. Any equity or option holder intending to leave the firm has the obligation to render his or her unvested interest back to the company, either in the form of equity shares or options depending upon the extent of ownership interest. As a result, the Adviser believes that members of the Portfolio Management Team have a strong interest to remain with the firm over the long term.

(a)(4) Disclosure of Securities Ownership

The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee of the Adviser indirectly in the Master Fund as of March 31, 2019:

Investment Committee Member	Dollar Range of Fund Shares Beneficially Owned
Hal Avidano	None
Robert M. Collins	Over $1,000,000
Scott Essex	None
Adam Howarth	None
Joel Schwartz	None
Anthony Shontz	None

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17CFR 229.407), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

During the most recent fiscal year the Fund has not been engaged in security lending activities.

ITEM 13. EXHIBITS.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Partners Group Private Equity (Master Fund), LLC

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	June 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Robert M. Collins
Robert M. Collins, President &
Chief Executive Officer
(Principal Executive Officer)

Date:	June 7, 2019

By (Signature and Title)*	/s/ Justin Rindos
Justin Rindos, Chief Financial Officer
(Principal Financial Officer)

Date:	June 7, 2019

*	Print the name and title of each signing officer under his or her signature.